Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000030894
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Fund (Class A) | $19,410
Account Value	$ 19,410	$ 19,800.080000	$ 19,324.700000	$ 18,756.380000	$ 18,019.380000	$ 18,071.790000	$ 17,482.630000	$ 17,824.870000	$ 17,055.660000	$ 16,782.110000	$ 16,740.260000	$ 16,205.480000	$ 15,354.820000	$ 15,590.230000	$ 16,185.870000	$ 16,585.580000	$ 16,206.360000	$ 15,495.130000	$ 16,017.290000	$ 15,723.270000	$ 15,303.940000	$ 15,875.460000	$ 14,841.040000	$ 15,047.180000	$ 13,913.250000	$ 13,097.290000	$ 14,179.160000	$ 14,749.990000	$ 14,242.940000	$ 15,285.400000	$ 15,066.930000	$ 15,913.530000	$ 15,684.540000	$ 15,803.060000	$ 15,869.710000	$ 15,228.590000	$ 15,794.010000	$ 15,286.500000	$ 15,759.280000	$ 15,685.560000	$ 15,585.810000	$ 15,876.350000	$ 15,264.250000	$ 14,709.690000	$ 14,183.490000	$ 13,897.200000	$ 14,137.540000	$ 13,591.180000	$ 12,485.010000	$ 12,737.200000	$ 13,053.090000	$ 12,620.210000	$ 12,057.150000	$ 11,874.280000	$ 11,543	$ 10,508.920000	$ 11,895.990000	$ 12,693.120000	$ 13,053.390000	$ 12,694.150000	$ 12,625.970000	$ 12,481.190000	$ 12,248.470000	$ 12,354.720000	$ 12,369.560000	$ 11,633.180000	$ 12,180.070000	$ 11,936.560000	$ 11,885.450000	$ 11,644.410000	$ 10,863.340000	$ 11,408.670000	$ 11,330.490000	$ 11,871.850000	$ 11,829.260000	$ 11,907.860000	$ 11,719.180000	$ 11,836.360000	$ 11,796.250000	$ 11,737.560000	$ 11,808.410000	$ 12,319.680000	$ 11,875.530000	$ 11,798.840000	$ 11,662.390000	$ 11,505.910000	$ 11,353.770000	$ 11,336.770000	$ 11,201.230000	$ 11,197.870000	$ 11,053.080000	$ 11,032.120000		$ 10,748.700000	$ 10,465.090000	$ 10,393.380000	$ 10,380.920000	$ 10,497.440000	$ 10,455.620000	$ 10,460.850000	$ 10,101.250000	$ 10,026.050000	$ 10,122.210000	$ 9,788.430000	$ 9,313.440000	$ 9,136.200000	$ 9,458.740000	$ 9,631.140000	$ 9,667.880000	$ 9,050.630000	$ 9,327.660000	$ 9,612.180000	$ 9,718.110000	$ 9,936.710000	$ 9,949.650000	$ 9,764.130000	$ 9,896.750000	$ 9,570.390000	$ 9,548.430000	$ 9,662.450000	$ 10,000
C000030896
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Fund (Class C) | $18,962
Account Value	$ 18,962	19,354.650000	18,899.180000	18,359.410000	17,644.790000	17,710.320000	17,142.890000	17,489.180000	16,747.270000	16,488.410000	16,455.500000	15,942.160000	15,112.480000	15,356.650000	15,953.310000	16,359.010000	15,992.780000	15,301.160000	15,828.240000	15,545.320000	15,142.530000	15,714.540000	14,700.220000	14,915	13,798.680000	12,998.010000	14,080.820000	14,655.310000	14,162.460000	15,210.460000	15,001.930000	15,853.250000	15,634.370000	15,762.040000	15,838.060000	15,209.900000	15,782.810000	15,287.500000	15,768.430000	15,705.610000	15,616.600000	15,917.440000	15,314.060000	14,767.660000	14,247.620000	13,968.260000	14,218.500000	13,678.210000	12,573.040000	12,836.180000	13,162.620000	12,734.730000	12,173.530000	11,995.990000	11,669.250000	10,632.570000	12,042.780000	12,856.610000	13,231.050000	12,874.420000	12,811.650000	12,673.510000	12,443.300000	12,561.380000	12,584.030000	11,842.680000	12,407.210000	12,165.120000	12,121.490000	11,883.810000	11,092.890000	11,657.090000	11,584.110000	12,145.220000	12,108.890000	12,196.710000	12,010.550000	12,136.770000	12,104.090000	12,051.060000	12,132.350000	12,662.930000	12,213.470000	12,140.630000	12,008.530000	11,853.250000	11,704.610000	11,694.080000	11,561.130000	11,563.440000	11,422.940000	11,408.110000		11,127.110000	10,841.960000	10,771.950000	10,765.490000	10,894.040000	10,856.040000	10,870.170000	10,502.580000	10,431.650000	10,537.020000	10,196.450000	9,706.290000	9,528.110000	9,869.600000	10,056.650000	10,102.110000	9,465.110000	9,758.850000	10,063.790000	10,180.870000	10,415.210000	10,435.030000	10,247.500000	10,391.950000	10,057.050000	10,038.980000	10,164	10,000
C000030895
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Fund (Class I) | $2,096,145
Account Value	$ 2,096,145	2,138,050.350000	2,086,309.870000	2,024,560.760000	1,944,449.440000	1,950,104.750000	1,886,163.800000	1,922,499.030000	1,839,359.960000	1,809,503.160000	1,804,450.690000	1,746,467.960000	1,654,478.930000	1,679,674.040000	1,743,485.610000	1,786,175.200000	1,744,822.900000	1,668,090.720000	1,723,946.590000	1,691,636.340000	1,646,521.650000	1,707,655.720000	1,595,939.930000	1,617,943.960000	1,495,603.590000	1,407,626.910000	1,523,405.750000	1,584,570.150000	1,529,950.910000	1,641,578.230000	1,617,637.200000	1,708,170.220000	1,683,258	1,695,636.140000	1,702,445.930000	1,633,355.010000	1,693,648.910000	1,638,909.340000	1,689,248.960000	1,680,844.730000	1,669,989.800000	1,700,773.810000	1,634,887.830000	1,575,188.190000	1,518,692.820000	1,487,456.240000	1,513,026.390000	1,454,133.960000	1,335,415.520000	1,361,974.010000	1,395,751.190000	1,349,073.260000	1,288,513.140000	1,268,596.180000	1,233,203.250000	1,122,624.710000	1,270,368.580000	1,355,348.960000	1,393,388.460000	1,354,777.310000	1,347,098.850000	1,331,256.890000	1,306,178.270000	1,317,243.110000	1,318,693.670000	1,240,073.040000	1,297,826.310000	1,271,506.140000	1,265,936.020000	1,240,141.080000	1,156,632.230000	1,214,439.560000	1,205,997.570000	1,263,221.510000	1,258,314.080000	1,266,419.170000	1,246,230.240000	1,258,055.960000	1,253,543.210000	1,247,182.580000	1,254,206.130000	1,308,372.760000	1,260,717.640000	1,252,202.660000	1,237,354.410000	1,220,752.180000	1,204,253.900000	1,202,210.140000	1,187,602.630000	1,187,009.120000	1,171,544.730000	1,168,972.990000		1,138,491.830000	1,108,236.960000	1,100,314.700000	1,098,776.410000	1,110,997.380000	1,106,350.710000	1,106,793.430000	1,068,436.550000	1,060,272.460000	1,069,901.570000	1,034,420.930000	984,038.180000	965,027.140000	998,889.500000	1,016,888.420000	1,020,664.880000	955,499.800000	984,340.990000	1,014,157.210000	1,025,022.450000	1,047,544.660000	1,048,698.220000	1,029,043.490000	1,042,597.260000	1,008,217.060000	1,005,502.200000	1,017,200	1,000,000
C000179766
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Fund (Class R6) | $18,088
Account Value	$ 18,088	18,445.810000	17,997.660000	17,464.980000	16,773.900000	16,821	16,266.320000	16,583.050000	15,861.360000	15,603.900000	15,560.330000	15,058.870000	14,264.340000	14,481.570000	15,031.730000	15,398.200000	15,041.720000	14,378.850000	14,860.330000	14,581.810000	14,190.160000	14,717.030000	13,751.670000	13,942.680000	12,887.220000	12,128.010000	13,124.130000	13,651.060000	13,179.240000	14,139.300000	13,933.090000	14,712.870000	14,495.440000	14,602.030000	14,659.210000	14,064.290000	14,581.950000	14,107.920000	14,541.250000	14,468.900000	14,371.180000	14,636.090000	14,069.110000	13,555.360000	13,066.670000	12,797.910000	13,017.910000	12,510.010000	11,489.720000	11,718.230000	12,006.380000	11,604.850000	11,081.790000	10,910.500000	10,606.100000	9,653.320000	10,922.510000	11,653.170000	11,980.230000	11,647.120000	11,578.800000	11,442.640000	11,224.870000	11,322.250000	11,331.310000	10,654.740000	11,150.950000	10,924.810000	10,875.870000	10,652.170000	9,934.880000	10,430.310000	10,355.750000	10,845.990000	10,803.860000	10,871.260000	10,695.850000	10,799.520000	10,759.710000	10,705.120000	10,765.400000	11,229.170000	10,820.160000	10,748.150000	10,618.600000	10,474.060000	10,333.530000	10,313.930000	10,190.620000	10,183.490000	10,048.840000	10,027.910000
C000030897
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Fund (Class A) | $15,487
Account Value	$ 15,487	15,928.070000	15,612.700000	15,108.090000	14,460.270000	14,752.360000	14,260.380000	14,363.800000	13,906.280000	13,745.460000	13,882.900000	13,440.700000	12,769.050000	12,920.220000	13,384.670000	13,749.010000	13,513.870000	13,139.400000	13,637.160000	13,425.040000	12,954.780000	13,458.120000	12,574.150000	12,650.050000	11,492.730000	11,174.270000	12,001.150000	12,520.760000	12,277.660000	13,044.690000	12,904.030000	13,499.360000	13,515.570000	13,526.400000	13,683.760000	13,182.810000	13,621.420000	13,360.880000	13,742.940000	13,758.070000	13,763.580000	14,013.010000	13,472.750000	13,181.440000	12,829.900000	12,921.650000	13,039	12,604.150000	11,606.030000	11,845.310000	11,983.120000	11,697.690000	11,336.070000	11,126.890000	10,831.190000	10,031.670000	11,197.310000	11,879.180000	12,190.020000	11,840.720000	11,883.500000	11,739.110000	11,546.290000	11,497.990000	11,637.650000	11,044.550000	11,372.070000	11,179.780000	11,097.650000	10,923.960000	10,364.290000	10,616.980000	10,626.540000	11,211.800000	11,118.400000	11,352.260000	11,216.540000	11,375.800000	11,511.640000	11,436.160000	11,413.330000	11,908.730000	11,552.900000	11,504.580000	11,458.750000	11,331.830000	11,273.210000	11,219.360000	11,065.550000	11,115.570000	10,870.970000	10,776.140000		10,482.860000	10,130.330000	10,052.920000	10,419.690000	10,485.750000	10,420.100000	10,476.680000	10,140.030000	10,074.550000	10,248.770000	9,885.960000	9,388.380000	9,235.980000	9,593.830000	9,591.910000	9,746.890000	9,177.860000	9,561.270000	9,806.430000	9,952.730000	10,134.140000	10,172.790000	9,870.750000	9,965.420000	9,650.800000	9,379.730000	9,631.100000	10,000
C000030899
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Fund (Class C) | $15,136
Account Value	$ 15,136	15,573.460000	15,277.080000	14,797.640000	14,169.910000	14,460.570000	13,993.190000	14,100.360000	13,656.520000	13,507.930000	13,649.890000	13,229.200000	12,570.510000	12,728.340000	13,195.460000	13,563.020000	13,341.550000	12,974.370000	13,475.670000	13,277.830000	12,822.620000	13,324.980000	12,455.580000	12,538.330000	11,401.590000	11,086.730000	11,919.930000	12,443.820000	12,207	12,977.890000	12,848.120000	13,450.710000	13,473.620000	13,496.560000	13,659.100000	13,162.860000	13,612.060000	13,360.880000	13,751.420000	13,773.460000	13,790	14,052.790000	13,517.500000	13,227.810000	12,885.070000	12,986.360000	13,109.590000	12,680.970000	11,685.380000	11,931.160000	12,076.070000	11,803.420000	11,439.630000	11,236.260000	10,947.250000	10,149.500000	11,327.570000	12,028.850000	12,349.950000	12,000.730000	12,057.400000	11,914.420000	11,730.260000	11,684.690000	11,832.600000	11,239.170000	11,581.990000	11,392.870000	11,315.920000	11,142.110000	10,584.310000	10,843.470000	10,863.030000	11,462.520000	11,377.190000	11,622.420000	11,488.010000	11,662.960000	11,808.200000	11,737.770000	11,722.530000	12,237.740000	11,877.840000	11,841.130000	11,797.480000	11,676.050000	11,617.960000	11,573.980000	11,418.690000	11,481.840000	11,233.570000	11,141.100000		10,849.610000	10,489.810000	10,416.900000	10,808.150000	10,878.860000	10,817.200000	10,883.590000	10,544.080000	10,478.060000	10,671.210000	10,298.410000	9,783.780000	9,627.810000	10,010.200000	10,015.210000	10,183.230000	9,595.960000	10,006.220000	10,267	10,425.460000	10,620.890000	10,672.110000	10,359.260000	10,461.790000	10,140.340000	9,855.520000	10,129	10,000
C000030898
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Fund (Class I) | $1,674,574
Account Value	$ 1,674,574	1,722,104.140000	1,687,840.970000	1,632,973.070000	1,563,102.400000	1,593,863.970000	1,540,262.830000	1,551,120.670000	1,501,132.940000	1,483,626.150000	1,498,158.290000	1,450,438.850000	1,377,042.490000	1,393,485.620000	1,442,830.420000	1,482,258.490000	1,457,051.500000	1,415,850.260000	1,469,334.020000	1,445,768	1,395,259.600000	1,448,717.270000	1,352,929.840000	1,361,233.360000	1,236,585.540000	1,201,501.690000	1,290,411.010000	1,345,860.460000	1,319,212.370000	1,401,926	1,386,672.600000	1,450,190.970000	1,451,933.290000	1,452,514.290000	1,468,966.720000	1,414,371.960000	1,461,883.170000	1,433,640.450000	1,474,180.410000	1,475,213.060000	1,475,213.060000	1,501,947.730000	1,443,764.040000	1,411,718.040000	1,373,801.130000	1,383,903.620000	1,395,626.890000	1,348,692.400000	1,241,889.870000	1,267,363.880000	1,281,200.850000	1,250,928.380000	1,211,670.270000	1,189,311.220000	1,157,480.500000	1,071,939.710000	1,195,694.050000	1,268,506.310000	1,301,432.550000	1,263,526.750000	1,268,091.880000	1,252,560.130000	1,231,501.460000	1,225,984.530000	1,240,623.890000	1,177,844.770000	1,212,023.840000	1,191,412.400000	1,182,308.630000	1,163,231.630000	1,103,949.540000	1,130,169.470000	1,131,187.540000	1,192,984.120000	1,182,811.930000	1,207,074.120000	1,192,525.310000	1,209,580.400000	1,223,157.440000	1,215,379.020000	1,212,469.090000	1,264,965.150000	1,226,573.400000	1,221,808.350000	1,216,213.760000	1,202,624.110000	1,196,045.860000	1,190,450.740000	1,173,551.600000	1,178,738.040000	1,152,461.910000	1,142,069.080000		1,110,108.180000	1,072,568.290000	1,064,372.620000	1,103,205.450000	1,109,529.770000	1,102,254.890000	1,108,127.970000	1,072,416.500000	1,065,173.320000	1,083,263.830000	1,044,814.650000	991,944.030000	975,171.090000	1,012,743.890000	1,012,845.170000	1,028,895.950000	969,284.930000	1,009,356.370000	1,034,706.690000	1,050,250.390000	1,068,957.140000	1,072,496.380000	1,040,450.510000	1,050,217.530000	1,016,864.380000	987,534.600000	1,014,000	1,000,000
C000179770
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Fund (Class R6) | $14,964
Account Value	$ 14,964	15,384.280000	15,078.190000	14,588.030000	13,958.500000	14,233.200000	13,754.540000	13,851.510000	13,405.110000	13,243.540000	13,373.260000	12,947.300000	12,292.130000	12,433.870000	12,879.500000	13,226.030000	13,001.110000	12,633.470000	13,110.700000	12,900.430000	12,443.740000	12,925.880000	12,071.230000	12,139.210000	11,028.630000	10,715.730000	11,503.740000	12,003.060000	11,760.790000	12,498.180000	12,362.200000	12,928.470000	12,938.820000	12,949.180000	13,090.550000	12,606.470000	13,024.550000	12,772.930000	13,134.120000	13,143.320000	13,143.320000	13,381.510000	12,858.180000	12,572.780000	12,235.090000	12,325.060000	12,429.470000	12,007.990000	11,058.100000	11,284.930000	11,408.130000	11,138.580000	10,783.790000	10,584.800000	10,301.510000	9,540.200000	10,641.610000	11,289.630000	11,577.920000	11,242.880000	11,283.500000	11,140.900000	10,957.900000	10,908.810000	11,037.960000	10,474.430000	10,778.380000	10,590.920000	10,515.210000	10,345.550000	9,818.300000	10,047.380000	10,056.440000	10,604.700000	10,514.280000	10,729.950000	10,600.620000	10,747.870000	10,872.900000	10,799.470000	10,773.610000	11,240.070000	10,898.940000	10,854.430000	10,804.730000	10,684	10,625.560000	10,571.650000	10,421.580000	10,467.630000	10,234.290000	10,142
C000030900
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Value Fund (Class A) | $21,703
Account Value	$ 21,703	21,991.470000	21,453	20,915.470000	20,097.500000	19,924.160000	19,241.100000	19,750.670000	18,721.010000	18,442.530000	18,297.980000	17,646.810000	16,684.140000	16,981.310000	17,630.100000	18,017.470000	17,504.590000	16,568.470000	17,072.100000	16,712.770000	16,460.920000	16,982.280000	15,992.350000	16,267.270000	15,334.900000	14,176.670000	15,426.190000	15,942.740000	15,200.930000	16,499.440000	16,257.200000	17,322.540000	16,780.530000	16,914.150000	16,956.540000	16,156.780000	16,870.400000	16,156.290000	16,686.940000	16,505.380000	16,322.560000	16,618.370000	16,056.400000	15,283.070000	14,668.470000	13,947.390000	14,288.890000	13,707.680000	12,655.970000	12,842.180000	13,312.100000	12,752.280000	12,050.910000	11,946.970000	11,686.370000	10,522.570000	12,133.960000	13,022.070000	13,417.900000	13,082.970000	12,945.750000	12,890.320000	12,677.340000	12,945.310000	12,828.570000	11,983.710000	12,705.380000	12,417.300000	12,417.300000	12,148.810000	11,241.610000	12,014.120000	11,829.580000	12,305.810000	12,318.130000	12,264.170000	12,014.270000	12,073.430000	11,918.490000	11,859.200000	11,977.780000	12,459.980000	11,948.580000	11,776.640000	11,596.890000	11,439.030000	11,204.850000	11,216.060000	11,090.740000	11,025.690000	10,981.760000	11,014.800000		10,763.270000	10,593.770000	10,511.780000	10,090.020000	10,270.780000	10,260.520000	10,220.660000	9,909.510000	9,889.730000	9,894.670000	9,633.600000	9,121	8,940.410000	9,232.140000	9,554.120000	9,501.860000	8,902.700000	9,108.560000	9,410.640000	9,506.660000	9,765.440000	9,755.680000	9,636.200000	9,862.040000	9,522.100000	9,733.310000	9,707.100000	10,000
C000030902
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Value Fund (Class C) | $21,167
Account Value	$ 21,167	21,459.160000	20,948.030000	20,437.100000	19,645.390000	19,495.280000	18,843.300000	19,344.320000	18,351.500000	18,090.990000	17,959.880000	17,330.780000	16,397.750000	16,700.020000	17,350.670000	17,746.410000	17,246.270000	16,331.690000	16,840.270000	16,500.360000	16,254.910000	16,781.860000	15,811.070000	16,097.600000	15,180.690000	14,045.790000	15,293.760000	15,809.140000	15,085.060000	16,386.110000	16,159.870000	17,224.340000	16,699.960000	16,839.730000	16,892.090000	16,115.340000	16,834.150000	16,123.120000	16,666.450000	16,498.170000	16,329.970000	16,632.690000	16,081.100000	15,313.880000	14,714.980000	13,996.940000	14,348.470000	13,776.740000	12,723.250000	12,920.940000	13,396.520000	12,850.380000	12,152.810000	12,050.380000	11,796.750000	10,632.490000	12,264.960000	13,168.300000	13,579.770000	13,248.560000	13,116.080000	13,071.640000	12,859.460000	13,146.040000	13,028.780000	12,178.710000	12,918.970000	12,640.870000	12,648.460000	12,377.390000	11,467.980000	12,258.660000	12,081.070000	12,576.590000	12,595.480000	12,545.300000	12,304.140000	12,367.210000	12,221.780000	12,170.660000	12,297.320000	12,799.040000	12,278.440000	12,113.690000	11,939.380000	11,776.860000	11,544.810000	11,562.150000	11,439.740000	11,381.700000	11,340.870000	11,381.840000		11,137.380000	10,974.950000	10,890.010000	10,462.110000	10,660.390000	10,655.060000	10,623.190000	10,301.780000	10,291.480000	10,301.790000	10,033.880000	9,504.480000	9,322.690000	9,632.870000	9,973.980000	9,928.310000	9,304.880000	9,529.780000	9,846.850000	9,959.390000	10,235.760000	10,230.640000	10,113.330000	10,353.530000	10,006.310000	10,231.400000	10,212	10,000
C000030901
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Value Fund (Class I) | $2,357,780
Account Value	$ 2,357,780	2,389,318.630000	2,330,360.510000	2,270,421.380000	2,181,838.730000	2,162,591.660000	2,087,846.750000	2,141,820.630000	2,030,931.750000	1,999,342.150000	1,983,080.890000	1,912,509.290000	1,807,835.610000	1,840,223.550000	1,909,738.010000	1,951,699.550000	1,895,590.080000	1,793,707.500000	1,848,039.870000	1,808,966.200000	1,780,478.540000	1,837,628.800000	1,729,207.490000	1,758,754.570000	1,657,638.610000	1,531,871.930000	1,666,527.330000	1,721,974.930000	1,641,070.170000	1,781,835.140000	1,755,502.600000	1,869,943.120000	1,811,784.830000	1,824,924.290000	1,820,554.950000	1,734,192.180000	1,810,788.540000	1,733,475.530000	1,790,040.820000	1,770,039.370000	1,750,088.370000	1,781,260.420000	1,720,692.060000	1,637,818.450000	1,571,651.900000	1,494,249.770000	1,530,053.010000	1,468,240.100000	1,354,090.290000	1,374,431.880000	1,423,691.610000	1,364,211.970000	1,288,329.370000	1,276,584.790000	1,249,226.720000	1,124,112.950000	1,296,106.250000	1,390,671.940000	1,432,943.780000	1,396,223.120000	1,381,851.860000	1,375,387.540000	1,352,396.790000	1,381,124.170000	1,367,449.680000	1,277,512.780000	1,353,727.640000	1,322,774.710000	1,322,113.660000	1,293,400.170000	1,197,038.570000	1,278,614.150000	1,258,726.280000	1,309,808.820000	1,310,464.050000	1,304,203.870000	1,278,130.020000	1,283,778.650000	1,266,928.500000	1,260,750.820000	1,273,228.460000	1,323,659.900000	1,268,845.760000	1,250,710.460000	1,231,377.830000	1,214,256.810000	1,189,165.420000	1,189,760.300000	1,176,698.940000	1,169,332.150000	1,164,209.630000	1,167,010.450000		1,140,251.040000	1,122,625.810000	1,113,384.720000	1,068,302.360000	1,087,662.760000	1,086,033.710000	1,081,814.630000	1,048,269.990000	1,046,177.640000	1,046,177.640000	1,018,375.970000	963,914.790000	945,014.500000	974,945.320000	1,009,051.250000	1,003,033.050000	939,697.440000	961,622.440000	993,001.280000	1,002,930.290000	1,029,914.030000	1,028,371.480000	1,015,876.200000	1,038,834.440000	1,002,929.560000	1,024,861.600000	1,022,000	1,000,000
C000179773
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Value Fund (Class R6) | $19,993
Account Value	$ 19,993	20,260.140000	19,750.580000	19,250.080000	18,490.130000	18,327.020000	17,697.010000	18,154.500000	17,214.590000	16,946.830000	16,817.330000	16,207.910000	15,320.840000	15,595.320000	16,184.430000	16,540.040000	16,064.530000	15,193.920000	15,662.220000	15,323.570000	15,089.680000	15,566	14,654.490000	14,897.310000	14,040.820000	12,982.730000	14,116.270000	14,585.930000	13,900.630000	15,092.980000	14,862.610000	15,831.500000	15,339.110000	15,458.140000	15,487.560000	14,758.490000	15,402.310000	14,744.700000	15,225.830000	15,055.700000	14,886	15,151.150000	14,635.960000	13,931.050000	13,368.250000	12,703.840000	13,009.560000	12,485.190000	11,514.510000	11,687.490000	12,106.370000	11,600.580000	10,962.560000	10,862.620000	10,623.590000	9,566.500000	11,022.580000	11,826.800000	12,186.300000	11,875.170000	11,752.940000	11,692.140000	11,496.690000	11,740.900000	11,630.420000	10,860.410000	11,508.330000	11,245.190000	11,239.570000	10,995.470000	10,176.280000	10,872.100000	10,702.990000	11,131.560000	11,137.120000	11,083.920000	10,862.330000	10,910.340000	10,767.130000	10,714.630000	10,820.670000	11,249.270000	10,783.430000	10,625.110000	10,465	10,319.490000	10,106.250000	10,111.310000	9,995.360000	9,932.780000	9,894.200000	9,918
C000030903
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Gold Fund (Class A) | $22,207
Account Value	$ 22,207	21,508	20,992	20,460	18,522	19,258	18,259	17,596	15,243	16,096	17,524	17,674	16,107	15,638	16,750	17,379	16,830	17,315	18,499	18,152	16,036	17,949	16,374	16,064	13,904	13,875	13,645	14,634	15,184	16,585	17,502	18,651	17,199	15,748	16,636	16,170	16,406	15,677	16,785	17,479	17,065	19,024	17,187	16,357	16,071	17,380	18,038	17,296	18,560	19,070	20,058	19,953	17,431	16,654	16,076	12,452	13,180	14,112	13,922	12,912	13,181	12,686	13,859	12,234	12,029	10,384	10,186	10,765	10,638	10,807	10,051	9,225	9,239	9,267	9,352	10,503	11,053	11,265	11,244	11,201	11,031	12,069	11,950	11,525	11,652	11,977	12,760	12,083	11,885	12,112	11,935	12,062	$ 12,083.580000	12,154	11,052	11,088	12,705	13,532	13,165	15,030	13,963	11,597	12,861	10,700	10,297	8,263	8,073	8,108	8,730	8,165	8,377	8,207	9,697	10,340	10,559	9,845	11,067	11,513	10,001	9,917	10,000
C000030905
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Gold Fund (Class C) | $21,660
Account Value	$ 21,660	20,996	20,500	19,994	18,109	18,842	17,880	17,241	14,936	15,780	17,201	17,352	15,825	15,365	16,467	17,096	16,569	17,050	18,230	17,898	15,821	17,717	16,175	15,877	13,752	13,737	13,509	14,501	15,051	16,451	17,380	18,528	17,096	15,664	16,562	16,104	16,348	15,633	16,747	17,454	17,047	19,008	17,188	16,371	16,088	17,405	18,080	17,351	18,629	19,150	20,147	20,061	17,530	16,767	16,190	12,546	13,293	14,235	14,057	13,045	13,324	12,825	14,032	12,389	12,194	10,528	10,341	10,932	10,808	10,987	10,224	9,391	9,415	9,446	9,539	10,715	11,283	11,517	11,501	11,470	11,291	12,365	12,256	11,828	11,961	12,304	13,121	12,428	12,241	12,474	12,303	12,443	12,474.620000	12,552	11,415	11,462	13,153	14,017	13,636	15,582	14,484	12,039	13,363	11,120	10,708	8,597	8,411	8,457	9,111	8,527	8,753	8,581	10,147	10,833	11,066	10,327	11,612	12,087	10,506	10,428	10,000
C000030904
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Gold Fund (Class I) | $2,403,729
Account Value	$ 2,403,729	2,327,616	2,270,623	2,212,652	2,002,581	2,082,551	1,973,608	1,902,089	1,646,973	1,738,414	1,893,078	1,907,960	1,738,460	1,687,990	1,807,656	1,875,357	1,815,799	1,866,953	1,994,182	1,956,615	1,727,695	1,934,059	1,764,653	1,730,052	1,497,362	1,494,373	1,468,816	1,574,968	1,633,785	1,784,387	1,883,059	2,005,174	1,849,280	1,692,550	1,788,220	1,737,148	1,761,634	1,683,519	1,802,483	1,876,804	1,831,386	2,040,314	1,843,269	1,753,991	1,722,808	1,862,696	1,933,461	1,853,572	1,988,384	2,041,882	2,147,315	2,135,569	1,865,126	1,781,570	1,719,331	1,330,854	1,409,206	1,508,140	1,487,611	1,378,566	1,407,131	1,353,662	1,479,573	1,305,314	1,283,368	1,106,925	1,086,392	1,147,193	1,133,254	1,151,564	1,070,326	982,491	983,967	986,928	994,987	1,117,210	1,175,763	1,198,413	1,195,544	1,191,137	1,172,148	1,282,718	1,269,515	1,224,101	1,237,216	1,271,678	1,355,156	1,281,956	1,261,519	1,284,905	1,265,916	1,279,091	1,450,994.070000	1,287,840	1,170,657	1,174,297	1,345,591	1,432,699	1,393,134	1,589,973	1,477,258	1,226,144	1,359,361	1,131,010	1,087,824	872,632	852,846	856,530	921,693	862,363	884,293	866,020	1,023,422	1,090,720	1,112,639	1,038,006	1,166,168	1,212,990	1,053,399	1,043,900	1,000,000
C000179778
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Gold Fund (Class R6) | $18,772
Account Value	$ 18,772	18,175	17,730	17,279	15,637	16,253	15,411	14,848	12,857	13,568	14,772	14,891	13,567	13,169	14,101	14,628	14,165	14,564	15,554	15,255	13,474	15,080	13,756	13,486	11,676	11,647	11,448	12,274	12,731	13,903	14,670	15,625	14,406	13,187	13,931	13,536	13,721	13,114	14,033	14,612	14,260	15,890	14,353	13,659	13,411	14,503	15,046	14,423	15,475	15,890	16,704	16,612	14,506	13,863	13,373	10,352	10,961	11,729	11,570	10,721	10,942	10,527	11,515	10,169	9,999	8,624	8,448	8,926	8,818	8,954	8,330	7,642	7,647	7,670	7,738	8,681	9,136	9,312	9,290	9,255	9,108	9,961	9,864	9,512	9,608	9,875	10,522	9,953	9,795	9,971	9,824	9,920
C000109583
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Income Builder Fund (Class A) | $15,981
Account Value	$ 15,981	16,282.240000	16,038.460000	15,535.120000	14,943.360000	15,100.410000	14,706.280000	14,868.340000	14,470.410000	14,474.750000	14,480.540000	14,024.740000	13,450.400000	13,748.750000	14,117.210000	14,371.590000	14,134.140000	13,743.810000	14,229.020000	13,934.990000	13,708.800000	14,110.960000	13,388.010000	13,481.030000	12,646.370000	12,049.900000	12,866.950000	13,350.230000	12,887.560000	13,746.730000	13,463.990000	13,831.920000	13,888.860000	13,957.250000	13,879.530000	13,323.920000	13,780.040000	13,378.680000	13,735.810000	13,797.900000	13,786.870000	13,909.270000	13,449.310000	13,033.540000	12,576.990000	12,510.690000	12,637.060000	12,261.840000	11,352.510000	11,578.280000	11,783.310000	11,588.620000	11,219.500000	11,052.610000	10,877.480000	10,168.720000	11,253.570000	11,818.490000	12,074.470000	11,805.310000	11,747.740000	11,603.850000	11,444.770000	11,524.290000	11,583.370000	11,119.670000	11,458.860000	11,310.690000	11,243.230000	11,045.510000	10,531.570000	10,853.930000	10,837.680000	11,261.090000	11,225.170000	11,336.270000	11,146.770000	11,228.740000	11,196.280000	11,186.210000	11,205.260000	11,549.430000	11,263.340000	11,206.190000	11,131.610000	11,023.580000	10,879.960000	10,869.090000	10,781.760000	10,727.050000	10,556.040000	10,424.690000	10,304.130000	10,165.880000	9,971.440000	9,810.540000	9,904.640000	10,002.660000	9,958.840000	9,892.560000	9,596.980000	9,582.600000	9,643.360000	9,347.960000	8,841.350000	8,782.510000	9,054.130000	9,280.580000	9,364.860000	8,964.160000	9,209.130000	9,494.920000	9,546.470000	9,737.330000	9,723.710000	9,493.960000	9,644.410000	9,355.330000	9,270.970000	9,537.050000	10,000
C000109584
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Income Builder Fund (Class C) | $15,577
Account Value	$ 15,577	15,878.320000	15,651.370000	15,161.650000	14,596.750000	14,769.560000	14,395.280000	14,562.750000	14,174.370000	14,188.560000	14,209.880000	13,775.940000	13,224.480000	13,513.670000	13,881.530000	14,148.940000	13,923.380000	13,549.420000	14,032.130000	13,751.590000	13,536.370000	13,952.140000	13,238.580000	13,339.960000	12,516.390000	11,938.560000	12,752.150000	13,250.360000	12,789.920000	13,657.150000	13,385.430000	13,758.280000	13,837.150000	13,908.080000	13,833.380000	13,292.380000	13,747.420000	13,363.880000	13,723.430000	13,796.550000	13,803.450000	13,927.410000	13,473.350000	13,074.580000	12,625.130000	12,558.570000	12,699.530000	12,322.460000	11,410.740000	11,655.510000	11,872.780000	11,683.510000	11,316.840000	11,155.090000	10,984.830000	10,283.500000	11,381.840000	11,962	12,218.590000	11,955.570000	11,904.380000	11,763.220000	11,619.140000	11,709.300000	11,766.960000	11,310.040000	11,664.640000	11,521.770000	11,459.890000	11,263.900000	10,744.920000	11,081.800000	11,071.840000	11,512.780000	11,482.920000	11,594.230000	11,417.260000	11,508.180000	11,482.910000	11,479.470000	11,496.710000	11,857.170000	11,579.270000	11,518.220000	11,457.500000	11,342.930000	11,200.690000	11,206.290000	11,122.870000	11,073.040000	10,902.950000	10,773.670000	10,655.390000	10,518.650000	10,323.540000	10,162.960000	10,267.690000	10,376.650000	10,337.370000	10,274.690000	9,973.490000	9,964.520000	10,034.770000	9,732.100000	9,209.030000	9,153.190000	9,443.090000	9,686.220000	9,789.990000	9,378.280000	9,632.590000	9,938.700000	9,998.690000	10,205.870000	10,198.730000	9,962.620000	10,127.700000	9,828.900000	9,746.060000	10,033	10,000
C000109585
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Income Builder Fund (Class I) | $1,722,497
Account Value	$ 1,722,497	1,753,534.370000	1,726,769.450000	1,671,930.140000	1,608,862.720000	1,625,606.470000	1,582,714.890000	1,599,994.840000	1,556,718.070000	1,556,873.760000	1,557,185.200000	1,508,900.390000	1,446,553.910000	1,477,432.250000	1,517,026.640000	1,544,204.640000	1,518,242.690000	1,476,028.290000	1,528,137.780000	1,496,120.800000	1,471,401.260000	1,514,410.520000	1,436,277.040000	1,446,110.600000	1,355,940.550000	1,291,371.950000	1,379,228.830000	1,430,883.730000	1,380,762.070000	1,472,969.990000	1,442,250.060000	1,481,662.280000	1,487,463.390000	1,494,637.650000	1,486,018.740000	1,426,121.630000	1,473,722.880000	1,430,382.300000	1,469,470.200000	1,475,816.210000	1,474,489.170000	1,486,230.390000	1,437,777.300000	1,392,925.110000	1,344,911.760000	1,336,491.860000	1,349,719.110000	1,309,135.900000	1,211,601.940000	1,236,580.870000	1,258,350.330000	1,236,221.960000	1,196,498.220000	1,179,513.230000	1,160,595.520000	1,084,668.710000	1,200,385.910000	1,259,454.320000	1,286,470.200000	1,257,546.620000	1,251,041.210000	1,235,474.230000	1,219,258.100000	1,226,494.420000	1,232,533.830000	1,183,876.510000	1,219,862.450000	1,202,901.540000	1,195,489.510000	1,174,235.840000	1,120,240.260000	1,154,291.870000	1,152,332.900000	1,196,234.720000	1,192,181.300000	1,203,737.180000	1,184,430.950000	1,191,940.170000	1,188,256.580000	1,186,950.930000	1,188,734.030000	1,225,120.100000	1,194,306.980000	1,188,010.530000	1,179,869.430000	1,168,187.550000	1,152,627.080000	1,151,245.590000	1,141,768.910000	1,136,653.970000	1,117,324.260000	1,104,075.350000	1,090,014.170000	1,076,132.070000	1,054,307.890000	1,036,990.160000	1,046,724.700000	1,056,977.380000	1,052,148.020000	1,045,816.640000	1,014,312.110000	1,012,520.450000	1,018,712.080000	986,291.690000	932,449.270000	926,954.660000	955,445.560000	979,241.120000	987,934.950000	945,663.780000	970,409.220000	1,000,421.870000	1,005,550.180000	1,025,548.370000	1,023,910.110000	999,424.220000	1,015,984.770000	984,385.980000	976,186.020000	1,004,100	1,000,000
C000179790
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Income Builder Fund (Class R6) | $15,795
Account Value	$ 15,795	16,079.750000	15,834.310000	15,329.960000	14,750.270000	14,902.280000	14,507.670000	14,666.060000	14,267.980000	14,269.410000	14,270.840000	13,826.990000	13,254.400000	13,535.950000	13,898.710000	14,147.710000	13,908.480000	13,519.130000	13,996.410000	13,703.160000	13,475.420000	13,869.310000	13,151.250000	13,239.960000	12,422.560000	11,829.880000	12,623.930000	13,107.600000	12,636.260000	13,481.560000	13,199.100000	13,558.390000	13,610.110000	13,674.380000	13,594.180000	13,043.730000	13,477.710000	13,081.350000	13,436.060000	13,492.730000	13,479.250000	13,596.180000	13,142.750000	12,732.760000	12,292.680000	12,215.720000	12,346.590000	11,966.070000	11,073.550000	11,301.840000	11,499.640000	11,297.410000	10,942.860000	10,776.900000	10,604.050000	9,910.330000	10,968.820000	11,518.240000	11,755.710000	11,490.280000	11,431.980000	11,289.730000	11,140.450000	11,215.590000	11,261.760000	10,816.140000	11,144.910000	10,988.870000	10,929.850000	10,726.060000	10,231.860000	10,542.870000	10,523.930000	10,924.870000	10,896.540000	10,992.170000	10,814.810000	10,892.140000	10,848.750000	10,845.500000	10,852.010000	11,184.180000	10,911.390000	10,844.160000	10,768.780000	10,661.100000	10,519.090000	10,514.890000	10,428.330000	10,372.320000	10,203.950000	10,074
C000030908
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Rising Dividend Fund (Class A) | $16,850
Account Value	$ 16,850	17,200.790000	16,699.800000	16,141.310000	15,625.660000	15,214.860000	14,523.540000	15,153.950000	14,600.580000	14,436.010000	14,204.480000	13,613.650000	12,674.470000	13,132.800000	13,747.310000	14,091.130000	13,476.600000	12,657.650000	12,832.170000	12,422.230000	12,003.320000	12,312.360000	11,605.580000	12,027.750000	11,102.880000	10,457.650000	11,637.710000	12,101.180000	11,254.820000	12,129.350000	12,079.820000	13,011.440000	12,671.830000	13,570.180000	14,381.280000	13,916.470000	14,222.250000	13,479.530000	14,185.990000	13,976.350000	13,594.350000	13,398.730000	13,241.160000	12,503.450000	11,931.910000	11,622.750000	11,956.330000	11,461.210000	10,413.600000	10,606.640000	10,711.610000	10,513.950000	10,066.980000	9,881.210000	9,369.630000	8,486.980000	10,594.160000	11,062.090000	11,126.620000	10,948.170000	10,564.670000	10,604.970000	10,436.930000	10,756.400000	10,504.290000	9,673.350000	10,483.750000	10,288.270000	10,296.510000	9,773.620000	8,671.470000	9,868.530000	9,820.410000	11,068.990000	11,259.270000	11,204.370000	11,143.080000	11,348.490000	11,013.670000	11,049.030000	11,310.300000	11,747.300000	11,386.350000	11,216.970000	11,137.900000	11,006.910000	10,417.290000	10,385.100000	10,291.450000	10,163.390000	10,332.850000	10,052.390000		9,669.490000	9,348.820000	9,352.560000	9,013.650000	9,476.080000	9,443.030000	9,333.830000	8,870.770000	9,133.830000	9,087.480000	9,238.060000	8,814.100000	8,724.240000	9,536.780000	9,645.770000	9,518.230000	9,052.910000	9,786.930000	10,334.670000	10,034.630000	10,332.200000	10,060.560000	9,959.970000	10,194.440000	9,548.040000	9,886.140000	9,812.550000	10,000
C000030907
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Rising Dividend Fund (Class C) | $16,451
Account Value	$ 16,451	16,807.260000	16,338.350000	15,795	15,293.380000	14,911.640000	14,235.460000	14,870.430000	14,327.420000	14,171.530000	13,953.850000	13,390.130000	12,474.500000	12,932.300000	13,550.190000	13,897.630000	13,295.350000	12,494.460000	12,675.720000	12,275.540000	11,875.340000	12,183.580000	11,495.030000	11,916.890000	11,010.710000	10,374.740000	11,554.440000	12,024.610000	11,188.800000	12,064.700000	12,021.420000	12,959.710000	12,628.830000	13,532.820000	14,349.300000	13,893.590000	14,206.120000	13,474.460000	14,185.140000	13,986.530000	13,609.540000	13,424.290000	13,275.600000	12,544.270000	11,976.580000	11,670.800000	12,019.370000	11,529.370000	10,483.150000	10,684.010000	10,796.290000	10,600.190000	10,158.300000	9,973.790000	9,464.590000	8,575.330000	10,717.820000	11,193.550000	11,271.320000	11,097.100000	10,710.450000	10,759.940000	10,593.620000	10,925.770000	10,676.990000	9,836.920000	10,666.800000	10,479.220000	10,496.010000	9,964.880000	8,847.450000	10,073.380000	10,031.250000	11,314.290000	11,514.650000	11,464.200000	11,410.570000	11,631.570000	11,293.890000	11,335.830000	11,611.010000	12,064.640000	11,701.880000	11,535.770000	11,462.410000	11,333.210000	10,732.210000	10,709.720000	10,617.340000	10,492.480000	10,672.850000	10,389.230000		10,009.240000	9,684.800000	9,694.490000	9,348.590000	9,834.410000	9,806.950000	9,701.210000	9,225.190000	9,502.670000	9,458.220000	9,625.700000	9,187.460000	9,098.300000	9,953.280000	10,072.140000	9,942.880000	9,466.700000	10,237.590000	10,819.690000	10,512.720000	10,830.040000	10,552.510000	10,453.210000	10,704.770000	10,033.520000	10,394.200000	10,324	10,000
C000124490
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Rising Dividend Fund (Class I) | $1,824,890
Account Value	$ 1,824,890	1,862,512.500000	1,808,440.140000	1,747,622.870000	1,690,648.030000	1,646,360.920000	1,570,805.190000	1,638,987.050000	1,579,137.730000	1,560,412.780000	1,534,932.890000	1,471,369.720000	1,369,352.930000	1,418,577.570000	1,484,644.240000	1,521,619.590000	1,454,564.180000	1,365,916.220000	1,384,889.200000	1,339,999.230000	1,294,685.250000	1,327,337.750000	1,251,025.220000	1,296,264.860000	1,196,589	1,126,625.550000	1,253,338.020000	1,303,523.690000	1,211,453.240000	1,305,164.020000	1,300,093.650000	1,399,756.300000	1,363,221.950000	1,459,396.160000	1,546,298.110000	1,496,031.460000	1,528,434.260000	1,448,203.770000	1,524,104.160000	1,501,136.770000	1,459,681.800000	1,438,677.120000	1,421,617.710000	1,342,288.460000	1,280,198.820000	1,247,027.870000	1,282,686.560000	1,229,215.680000	1,116,758.130000	1,137,112.450000	1,148,366.440000	1,126,733.160000	1,078,626.420000	1,058,306.930000	1,003,134.530000	908,471.770000	1,133,888.880000	1,183,723.650000	1,190,389.830000	1,170,606.580000	1,129,166.180000	1,133,245.870000	1,114,850.830000	1,148,856.990000	1,121,383.110000	1,032,391	1,118,516.800000	1,097,661.230000	1,098,540.060000	1,042,357.020000	924,649.180000	1,052,052.770000	1,046,714.530000	1,179,130.930000	1,199,400.800000	1,192,721.560000	1,186,079.520000	1,207,697.300000	1,171,725.330000	1,175,368.980000	1,202,669.580000	1,248,878.060000	1,210,270.440000	1,192,149.760000	1,183,040.350000	1,169,127.730000	1,106,290.430000	1,102,651.680000	1,092,383.280000	1,078,471	1,096,007.120000	1,066,051.080000		1,025,240.030000	990,761.530000	990,959.720000	954,681.810000	1,003,660.440000	999,960.590000	988,396.350000	938,826.320000	966,566.790000	961,184.160000	977,011.750000	931,729.680000	921,774.520000	1,007,844.430000	1,018,951	1,004,981.750000	956,123.820000	1,033,312.250000	1,090,682.130000	1,058,503.620000	1,089,780.310000	1,060,923.200000	1,049,899.260000	1,074,065.740000	1,005,962.110000	1,041,153.080000	1,033,300	1,000,000
C000179782
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Rising Dividend Fund (Class R6) | $17,051
Account Value	$ 17,051	17,409.860000	16,899.490000	16,331.170000	15,803.340000	15,383.370000	14,682.990000	15,320.320000	14,753.770000	14,584.590000	14,346.440000	13,751.020000	12,797.600000	13,257.640000	13,875.080000	14,220.640000	13,593.960000	12,765.480000	12,942.800000	12,523.270000	12,099.780000	12,404.940000	11,691.740000	12,114.540000	11,177.840000	10,529.240000	11,713.470000	12,182.490000	11,322.020000	12,197.820000	12,145.600000	13,082.290000	12,740.830000	13,639.690000	14,451.890000	13,982.090000	14,284.930000	13,535.080000	14,244.460000	14,029.800000	13,642.360000	13,440.750000	13,285.310000	12,543.960000	11,963.720000	11,653.730000	11,986.970000	11,487.270000	10,433.490000	10,626.900000	10,732.080000	10,530.930000	10,077.450000	9,891.490000	9,375.820000	8,487.980000	10,596.730000	11,057.840000	11,120.110000	10,940.680000	10,554.390000	10,589.340000	10,420.520000	10,738.380000	10,481.580000	9,650.660000	10,454.620000	10,255.660000	10,259.760000	9,738.740000	8,635.930000	9,821.370000	9,771.540000	11,007.700000	11,194.650000	11,135.630000	11,073.620000	11,275.450000	10,939.610000	10,973.620000	11,228.510000	11,657.510000	11,297.130000	11,127.980000	11,046.240000	10,914.180000	10,327.570000	10,296.680000	10,200.800000	10,070.880000	10,234.640000	9,952
C000228686
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Small Cap Opportunity Fund (Class A) | $9,740
Account Value	$ 9,740	10,022.840000	10,041.920000	10,305.750000	9,522.960000	9,683.710000	9,145.930000	9,749.420000	9,249.930000	8,976.150000	9,277.680000	8,354.500000	7,687.960000	8,297.850000	8,879.460000	9,386.320000	9,010.580000	8,043.720000	8,212.910000	8,457.320000	8,880.010000	8,955.230000	7,960.210000	8,344.910000	7,950.560000	7,115.230000	8,101.140000	8,401.930000	7,538.070000	8,579.640000	8,438.710000	9,208.540000	9,133.650000	8,786.580000	9,284.210000	8,880.160000	9,161.420000	8,898.900000	9,180.750000	9,209.300000
C000228687
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Small Cap Opportunity Fund (Class I) | $1,065,272
Account Value	$ 1,065,272	1,096,071.320000	1,098,157.820000	1,125,853.830000	1,040,626.520000	1,058,084.920000	998,570.140000	1,064,233.330000	1,009,804.850000	980,012.470000	1,011,782.440000	911,433.600000	839,025.690000	905,293.140000	968,538.720000	1,023,608.880000	982,821.780000	876,814.860000	895,165.760000	920,668.270000	967,596.710000	974,712.110000	866,641.870000	907,573.430000	865,839.940000	774,177.350000	881,148.810000	913,770.410000	819,010.860000	932,071.080000	917,844.490000	1,001,357.720000	992,229.220000	954,525.460000	1,008,479.090000	964,682.510000	995,236.260000	966,718.080000	996,259.510000	999,357.520000	1,020,794.200000	1,020,998.400000	984,000
C000228685
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Small Cap Opportunity Fund (Class R6) | $10,344
Account Value	$ 10,344	10,632.730000	10,662.590000	10,931.500000	10,104.920000	10,274.450000	9,697.450000	10,335.130000	9,807.490000	9,519.060000	9,827.650000	8,844.170000	8,141.560000	8,784.590000	9,407.360000	9,941.200000	9,535.920000	8,507.380000	8,685.430000	8,942.990000	9,387.980000	9,467.510000	8,408.840000	8,815.220000	8,400.240000	7,510.950000	8,548.770000	8,874.460000	7,955.590000	9,052.790000	8,904.970000	9,715.220000	9,636.200000	9,260.230000	9,794.010000	9,358.820000	9,655.240000	9,378.570000	9,674.610000	9,694
C000237506
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,113
Account Value	$ 11,113	11,258.400000	11,122.710000	10,929.260000	10,395.950000	10,570.360000	10,037.370000	10,687.150000	10,173.400000	9,630.250000	9,852.930000	9,054.330000	8,274.090000	8,854.030000	9,453.370000	9,805.380000	9,501.340000	8,464.450000	8,664.600000	8,664.600000	9,083.340000	9,416.690000	8,408.510000	9,006.540000	8,521.660000	7,770.990000	8,759
C000237507
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,176,948
Account Value	$ 1,176,948	1,192,087.810000	1,177,021.930000	1,155,869.520000	1,100,513.680000	1,118,635.580000	1,062,231.110000	1,129,672.560000	1,075,264.190000	1,017,857.050000	1,042,032.200000	955,817.460000	874,569.920000	934,769.050000	997,938.560000	1,035,098.600000	1,003,002.520000	893,702.680000	913,806.420000	913,806.420000	957,968.780000	993,125.420000	886,798.300000	949,056.400000	898,047.320000	819,012.600000	922,000
C000237508
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $11,774
Account Value	$ 11,774	11,919.360000	11,762.920000	11,554.930000	11,003.650000	11,180.290000	10,618.570000	11,295.150000	10,754.210000	10,171.390000	10,410.840000	9,556.490000	8,743.360000	9,345.190000	9,977.780000	10,349.320000	10,028.410000	8,934	9,134.970000	9,134.970000	9,576.440000	9,927.890000	8,864.190000	9,490.560000	8,980.470000	8,190.130000	9,220
C000232393
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Real Assets Fund (Class A) | $11,129
Account Value	$ 11,129	11,402.590000	11,158.230000	10,972.790000	10,465.220000	10,747.890000	10,387.450000	10,777.600000	10,153.180000	10,113.730000	10,425.460000	9,896.020000	9,378.330000	9,656.440000	9,982.880000	10,203.270000	9,743.380000	9,312.230000	9,963.860000	9,829.200000	9,714.570000	10,212.960000	9,512.820000	9,773.780000	9,090.200000	8,320.550000	9,146.470000	9,564.440000	9,099.460000	10,059.090000	9,859.920000	10,401.860000	9,955.840000	9,879.770000	9,908.500000	9,500
C000232392
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Real Assets Fund (Class I) | $1,180,857
Account Value	$ 1,180,857	1,210,018.900000	1,182,929.800000	1,163,156.150000	1,109,035.230000	1,139,224.680000	1,100,700.180000	1,141,331.580000	1,075,713.080000	1,071,534.100000	1,102,741.690000	1,048,034.300000	993,020.940000	1,021,521.390000	1,056,163.550000	1,078,598.400000	1,030,672.140000	983,747.390000	1,053,037.240000	1,038,805.610000	1,025,575.680000	1,078,531.580000	1,004,125.850000	1,031,035.890000	959,013.940000	877,976.700000	965,021.650000	1,009,014.690000	959,048.270000	1,060,073.250000	1,039,083.760000	1,096,079.920000	1,049,081.090000	1,040,032.800000	1,044,000	1,000,000
C000232391
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Global Real Assets Fund (Class R6) | $11,802
Account Value	$ 11,802	12,093	11,832.680000	11,634.880000	11,093.520000	11,395.500000	11,010.150000	11,405.930000	10,750.170000	10,708.410000	11,031.630000	10,472.410000	9,932.100000	10,207.710000	10,553.880000	10,787.980000	10,298.780000	9,840.230000	10,523.180000	10,390.190000	10,257.860000	10,787.530000	10,043.320000	10,310.360000	9,590.140000	8,779.770000	9,650.220000	10,090.150000	9,590.480000	10,600.730000	10,390.840000	10,960.800000	10,490.810000	10,400.330000	10,440	10,000
C000108220
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle High Yield Municipal Fund (Class A) | $13,830
Account Value	$ 13,830	14,043.050000	13,811.030000	13,655.360000	13,464.170000	13,087.250000	12,883.690000	12,947.130000	12,747	12,529	12,425.870000	12,206.150000	11,803.650000	11,901.240000	12,045.790000	12,008.560000	11,867.340000	11,757.990000	11,808.770000	11,730.180000	11,562.520000	11,721.940000	11,367.280000	11,392.340000	11,203.010000	10,926.570000	11,281.950000	11,449.110000	10,964.480000	11,600.170000	11,586.260000	11,900.440000	12,054.740000	12,213.510000	12,466.580000	12,277.510000	12,391.510000	12,422.570000	12,412.640000	12,360.720000	12,324.980000	12,098.730000	12,022.990000	11,975.090000	11,989.480000	12,075.210000	12,084.880000	11,886.380000	11,597.600000	11,522.700000	11,469.940000	11,258.280000	10,901.790000	10,653.560000	10,379.540000	9,927.830000	11,114.900000	11,281.870000	11,304.480000	11,122.080000	11,109.860000	11,157.840000	11,152.260000	11,092.360000	11,036.080000	10,859.070000	10,893.940000	10,826.810000	10,818.150000	10,664.580000	10,407.520000	10,581.050000	10,730.200000	10,817.820000	10,751.160000	10,709.400000	10,652.940000	10,606.270000	10,575.600000	10,570.320000	10,477.070000	10,588.250000	10,484.450000	10,473.980000	10,464.560000	10,414.570000	10,322.700000	10,369.360000	10,292.170000	10,329.350000	10,275.920000	10,188.300000	10,168	10,136.540000	10,027.240000	9,852.850000	9,899.370000	9,770.410000	9,666.010000	9,483.920000	9,308.910000	9,228.620000	9,124.600000	8,700.040000	8,200.620000	8,250.950000	8,582.230000	8,999.820000	9,146.160000	9,023.440000	9,231.140000	9,436.860000	9,593.230000	9,718.600000	9,655.840000	9,462.800000	9,487.470000	9,254.260000	9,266.310000	9,459.280000	10,000
C000108221
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle High Yield Municipal Fund (Class C) | $13,479
Account Value	$ 13,479	13,681.480000	13,464.700000	13,322.150000	13,143.400000	12,782.920000	12,592.770000	12,677.710000	12,489.130000	12,282.780000	12,172.010000	11,965.020000	11,577.180000	11,695.300000	11,828.970000	11,799.470000	11,682.650000	11,566.980000	11,639.140000	11,568.570000	11,395.360000	11,559.510000	11,231.540000	11,249.540000	11,083.290000	10,801.380000	11,173.450000	11,332.100000	10,857.630000	11,494.420000	11,487.520000	11,807.510000	11,969.090000	12,132.880000	12,393.140000	12,226.850000	12,335.410000	12,388.680000	12,372.590000	12,328.210000	12,299.920000	12,081.250000	12,012.780000	11,972.070000	11,994.860000	12,089.160000	12,100.050000	11,908.320000	11,613.350000	11,545.230000	11,500.380000	11,294.810000	10,943.520000	10,714.240000	10,432.560000	9,984.270000	11,186.850000	11,374.530000	11,391.620000	11,214.430000	11,208.830000	11,277.620000	11,266.360000	11,213.650000	11,163.420000	10,990.860000	11,046.090000	10,972.570000	10,983.560000	10,821.240000	10,566.580000	10,749.320000	10,907.480000	11,004.320000	10,943.040000	10,907.040000	10,858.180000	10,817.080000	10,805.190000	10,793.320000	10,704.470000	10,823.530000	10,723.800000	10,720.580000	10,729.170000	10,673.660000	10,584.750000	10,650.790000	10,577.800000	10,610.690000	10,573.690000	10,478.330000	10,464	10,437.590000	10,332.200000	10,158.490000	10,212.620000	10,086.540000	9,985.680000	9,803.340000	9,638.520000	9,550.650000	9,448.610000	9,024.460000	8,511.230000	8,568.640000	8,907.110000	9,346.390000	9,504.160000	9,384.970000	9,606.890000	9,827.020000	9,995.950000	10,132.740000	10,073.310000	9,877.730000	9,909.440000	9,671.520000	9,680.230000	9,899	10,000
C000108222
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle High Yield Municipal Fund (Class I) | $1,491,529
Account Value	$ 1,491,529	1,512,553.880000	1,487,270.280000	1,470,215.780000	1,449,345.210000	1,408,498.750000	1,386,317.660000	1,394,545.480000	1,372,584.140000	1,348,977.040000	1,336,017.670000	1,312,265.660000	1,268,747.610000	1,280,657.730000	1,294,247.330000	1,289,990.360000	1,276,207.320000	1,262,571.550000	1,269,426.450000	1,260,727.430000	1,240,873.460000	1,257,727	1,220,975.630000	1,221,830.910000	1,202,826.260000	1,171,317.810000	1,210,664.400000	1,226,858.940000	1,174,702.160000	1,242,545.130000	1,240,808	1,274,191.820000	1,290,451.510000	1,307,183.460000	1,333,996.800000	1,314,930.310000	1,325,400.970000	1,329,922.710000	1,327,135.730000	1,322,770.580000	1,317,107.020000	1,292,675.460000	1,284,327.330000	1,280,358.220000	1,280,230.200000	1,289,125.160000	1,289,254.090000	1,267,703.130000	1,235,337.290000	1,226,993.740000	1,222,592.400000	1,198,385.030000	1,160,213.990000	1,134,905.590000	1,104,101.170000	1,055,848.880000	1,181,699.920000	1,200,548.530000	1,201,269.290000	1,182,933.820000	1,179,983.860000	1,186,151.850000	1,184,020.610000	1,177,427.020000	1,171,103.060000	1,151,980.190000	1,156,722.750000	1,147,997.970000	1,148,112.780000	1,130,254.760000	1,102,795.160000	1,120,954.620000	1,136,525.010000	1,145,575.060000	1,138,290	1,133,529.180000	1,127,553.150000	1,123,620.470000	1,120,148.020000	1,118,023.770000	1,107,831.720000	1,119,248.050000	1,107,946.990000	1,106,619.050000	1,106,619.050000	1,099,909.600000	1,089,882.680000	1,095,689.830000	1,087,209.600000	1,090,918.720000	1,084,951.490000	1,074,209.400000	1,071,744	1,068,219.260000	1,056,492.200000	1,037,811.590000	1,042,502.850000	1,028,718.030000	1,017,525.250000	998,063.020000	980,511.860000	970,707.710000	959,481.780000	915,710.800000	862,982.560000	868,104.380000	901,551.960000	945,320.290000	960,398.540000	947,699.370000	969,215.970000	990,511.970000	1,006,617.860000	1,019,463.100000	1,012,477	991,943.770000	994,230.500000	969,697.160000	969,697.160000	990,700	1,000,000
C000179786
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle High Yield Municipal Fund (Class R6) | $13,946
Account Value	$ 13,946	14,151.110000	13,907.730000	13,748.250000	13,553.080000	13,171.120000	12,963.700000	13,023.610000	12,831.140000	12,577.080000	12,456.260000	12,232.410000	11,825.600000	11,936.620000	12,063.280000	12,023.600000	11,879.860000	11,769.220000	11,833.120000	11,752.030000	11,566.960000	11,724.070000	11,381.480000	11,389.460000	11,211.200000	10,918.580000	11,284.190000	11,433.970000	10,946.840000	11,577.830000	11,560.490000	11,870.300000	12,020.560000	12,175.190000	12,423.660000	12,244.880000	12,341.140000	12,382.010000	12,354.820000	12,312.960000	12,260.240000	12,031.640000	11,952.750000	11,915.810000	11,914.620000	11,997.400000	11,997.400000	11,796.860000	11,494.550000	11,419.180000	11,380.490000	11,158.440000	10,801.970000	10,566.340000	10,279.540000	9,829.360000	11,000.960000	11,176.430000	11,183.140000	11,012.450000	10,984.990000	11,042.410000	11,021.470000	10,959	10,900.140000	10,722.150000	10,765.210000	10,684.010000	10,685.080000	10,518.880000	10,263.330000	10,431.270000	10,586.900000	10,659.380000	10,604.240000	10,549.380000	10,494.810000	10,456.120000	10,424.850000	10,405.080000	10,322.500000	10,428.870000	10,323.570000	10,299.880000	10,299.880000	10,251.700000	10,158.240000	10,201.090000	10,122.130000	10,155.650000	10,100.100000	10,011
C000247344
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,289
Account Value	$ 10,289	10,349.010000	10,267.900000	10,170.260000	10,064.580000	9,920.730000	9,865.490000	9,839.900000	9,789	9,750
C000247345
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,057,064
Account Value	$ 1,057,064	1,063,123.600000	1,054,581.490000	1,043,416.930000	1,033,393.020000	1,018,422.210000	1,012,549.420000	1,009,722.200000	1,003,700	1,000,000
C000247343
Account Value [Line Items]
Line Graph and Table Measure Name	First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,574
Account Value	$ 10,574	10,643.900000	10,547.910000	10,445.550000	10,333.940000	10,184.230000	10,124.500000	10,096.230000	10,042	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000		10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000		10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,543,103	2,594,571.250000	2,547,909.010000	2,482,300.590000	2,439,313.960000	2,390,668.870000	2,288,483.530000	2,376,767.870000	2,302,768.820000	2,209,107.800000	2,182,911.810000	2,080,758.540000	1,902,404.200000	1,959,253.580000	2,047,583	2,097,687.790000	2,029,510.920000	1,913,770.320000	1,933,068.960000	1,899,766.830000	1,842,824.130000	1,888,213.980000	1,763,439.920000	1,841,649.810000	1,721,923.720000	1,606,552.490000	1,771,203.380000	1,848,484.450000	1,712,516.930000	1,874,926.840000	1,873,507.930000	2,043,247.310000	1,988,671.480000	2,040,272.450000	2,154,256.090000	2,065,956.720000	2,112,242.200000	1,999,016.870000	2,085,612.620000	2,034,965.660000	1,999,155.130000	1,969,795.650000	1,941,822.840000	1,855,469.100000	1,795,721.650000	1,750,857.040000	1,768,432.920000	1,696,506.620000	1,504,179.890000	1,551,780.800000	1,607,228.790000	1,506,568.380000	1,437,782.890000	1,400,732.060000	1,336,183.490000	1,204,589.060000	1,388,323.600000	1,516,506.700000	1,525,793.690000	1,481,413.160000	1,441,273.460000	1,405,506.850000	1,376,219.560000	1,404,957.310000	1,398,032.370000	1,311,604.340000	1,391,919.280000	1,344,252.990000	1,326,825.840000	1,288,093.100000	1,195,106.870000	1,293,458.880000	1,278,930.350000	1,380,281.500000	1,372,638.460000	1,355,862.580000	1,314,796.820000	1,315,424.290000	1,307,232.610000	1,292,381.630000	1,321,178.620000	1,378,277.170000	1,309,153.590000	1,291,685.500000	1,264,291.420000	1,240,841.420000	1,213,603.030000	1,211,896.470000	1,183,570.740000	1,179,034.400000	1,154,609.230000	1,137,762.520000		1,095,381.290000	1,069,567.120000	1,044,572.200000	1,029,765.180000	1,050,087.410000	1,044,538.900000	1,043,671.510000	1,001,365.380000	1,012,713.250000	1,007,056.990000	991,370.080000	928,371.650000	935,332.940000	994,848.970000	1,012,648.690000	1,017,712.460000	942,986.340000	979,099.770000	1,048,482.690000	1,029,994.290000	1,054,514.170000	1,050,894.140000	1,026,812.730000	1,043,141.600000	985,407.900000	1,003,592.650000	1,020,040.930000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	22,590	23,047.060000	22,632.570000	22,049.780000	21,667.940000	21,235.840000	20,328.150000	21,112.360000	20,455.040000	19,623.070000	19,390.370000	18,482.970000	16,898.680000	17,403.660000	18,188.270000	18,633.340000	18,027.740000	16,999.640000	17,171.070000	16,875.250000	16,369.440000	16,772.630000	15,664.290000	16,359.010000	15,295.510000	14,270.690000	15,733.250000	16,419.720000	15,211.950000	16,654.600000	16,642	18,149.760000	17,664.970000	18,123.340000	19,135.830000	18,351.480000	18,762.630000	17,756.870000	18,526.080000	18,076.200000	17,758.100000	17,497.300000	17,248.830000	16,481.760000	15,951.040000	15,552.520000	15,708.640000	15,069.730000	13,361.330000	13,784.160000	14,276.690000	13,382.550000	12,771.540000	12,442.430000	11,869.050000	10,700.130000	12,332.200000	13,470.830000	13,553.320000	13,159.100000	12,802.550000	12,484.840000	12,224.690000	12,479.960000	12,418.440000	11,650.720000	12,364.140000	11,940.730000	11,785.930000	11,441.880000	10,615.900000	11,489.540000	11,360.480000	12,260.770000	12,192.880000	12,043.860000	11,679.080000	11,684.650000	11,611.890000	11,479.970000	11,735.770000	12,242.960000	11,628.950000	11,473.790000	11,230.450000	11,022.150000	10,780.200000	10,765.040000	10,513.420000	10,473.130000	10,256.170000	10,106.520000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,714	17,675.330000	17,513.600000	16,962.060000	16,478.630000	16,749.030000	16,124.450000	16,548.230000	16,021.290000	15,733.300000	15,643.280000	14,854.090000	13,592.470000	14,166.820000	14,667.840000	15,252.190000	14,774.150000	14,131.050000	14,755.470000	14,350.320000	14,003.260000	14,301.690000	13,230.340000	13,219.710000	11,881.440000	11,275.120000	12,438.730000	13,058.960000	12,439.120000	13,711.360000	13,609.340000	14,550.690000	14,457.760000	14,718	15,465.340000	14,712.030000	15,430.210000	15,059.810000	15,509.920000	15,241.080000	15,127.180000	15,299.360000	14,816.190000	14,383.400000	14,060.110000	13,751.670000	13,899.760000	13,282.190000	11,499.600000	11,977.860000	12,297.390000	11,696.080000	11,429.670000	11,053.310000	10,592.080000	9,949.320000	11,481.780000	12,622.850000	12,892.140000	12,486.340000	12,347.150000	11,918.910000	11,586.880000	11,895.030000	12,048	11,373.280000	11,947.050000	11,620.340000	11,547.520000	11,260.480000	10,566.070000	11,105.160000	11,119.170000	12,080.700000	11,976.750000	12,212.610000	11,919.210000	12,066.640000	12,344.110000	12,068.550000	12,290.060000	12,871.010000	12,256.240000	12,062.620000	11,937.410000	11,758.850000	11,473.390000	11,477.710000	11,155.910000	11,175.680000	10,780.010000	10,512.520000		10,086.640000	9,802.300000	9,478.200000	9,670.800000	9,872.750000	9,752.940000	9,746.020000	9,275.910000	9,598.090000	9,686.080000	9,413.550000	8,838.460000	9,003.410000	9,705.230000	9,837.780000	9,993.250000	9,268.720000	9,764.520000	10,539.860000	10,325.470000	10,626.560000	10,681.230000	10,262.230000	10,420.530000	9,832.730000	9,784.890000	10,136.020000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,714	17,675.330000	17,513.600000	16,962.060000	16,478.630000	16,749.030000	16,124.450000	16,548.230000	16,021.290000	15,733.300000	15,643.280000	14,854.090000	13,592.470000	14,166.820000	14,667.840000	15,252.190000	14,774.150000	14,131.050000	14,755.470000	14,350.320000	14,003.260000	14,301.690000	13,230.340000	13,219.710000	11,881.440000	11,275.120000	12,438.730000	13,058.960000	12,439.120000	13,711.360000	13,609.340000	14,550.690000	14,457.760000	14,718	15,465.340000	14,712.030000	15,430.210000	15,059.810000	15,509.920000	15,241.080000	15,127.180000	15,299.360000	14,816.190000	14,383.400000	14,060.110000	13,751.670000	13,899.760000	13,282.190000	11,499.600000	11,977.860000	12,297.390000	11,696.080000	11,429.670000	11,053.310000	10,592.080000	9,949.320000	11,481.780000	12,622.850000	12,892.140000	12,486.340000	12,347.150000	11,918.910000	11,586.880000	11,895.030000	12,048	11,373.280000	11,947.050000	11,620.340000	11,547.520000	11,260.480000	10,566.070000	11,105.160000	11,119.170000	12,080.700000	11,976.750000	12,212.610000	11,919.210000	12,066.640000	12,344.110000	12,068.550000	12,290.060000	12,871.010000	12,256.240000	12,062.620000	11,937.410000	11,758.850000	11,473.390000	11,477.710000	11,155.910000	11,175.680000	10,780.010000	10,512.520000		10,086.640000	9,802.300000	9,478.200000	9,670.800000	9,872.750000	9,752.940000	9,746.020000	9,275.910000	9,598.090000	9,686.080000	9,413.550000	8,838.460000	9,003.410000	9,705.230000	9,837.780000	9,993.250000	9,268.720000	9,764.520000	10,539.860000	10,325.470000	10,626.560000	10,681.230000	10,262.230000	10,420.530000	9,832.730000	9,784.890000	10,136.020000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,671,413	1,767,532.740000	1,751,360.040000	1,696,205.870000	1,647,863.300000	1,674,902.650000	1,612,444.620000	1,654,822.630000	1,602,129.190000	1,573,330.290000	1,564,327.760000	1,485,409.430000	1,359,247.050000	1,416,681.930000	1,466,783.840000	1,525,218.650000	1,477,414.650000	1,413,104.870000	1,475,547.220000	1,435,032.160000	1,400,326.380000	1,430,169.100000	1,323,033.660000	1,321,971.370000	1,188,143.780000	1,127,512.240000	1,243,872.820000	1,305,895.810000	1,243,911.790000	1,371,136.220000	1,360,933.590000	1,455,068.850000	1,445,776.180000	1,471,799.780000	1,546,534.430000	1,471,203.240000	1,543,021.200000	1,505,981.010000	1,550,992.310000	1,524,108.120000	1,512,718.110000	1,529,935.750000	1,481,618.720000	1,438,339.780000	1,406,011.110000	1,375,167.060000	1,389,975.690000	1,328,218.850000	1,149,959.700000	1,197,785.920000	1,229,738.620000	1,169,608.030000	1,142,966.740000	1,105,330.700000	1,059,207.660000	994,932.400000	1,148,177.700000	1,262,285.440000	1,289,214.310000	1,248,634.080000	1,234,714.900000	1,191,891.310000	1,158,687.920000	1,189,503.100000	1,204,800.230000	1,137,327.790000	1,194,704.560000	1,162,033.610000	1,154,752.020000	1,126,047.540000	1,056,607.140000	1,110,515.920000	1,111,917.040000	1,208,069.780000	1,197,675.480000	1,221,261.010000	1,191,921.490000	1,206,663.640000	1,234,410.590000	1,206,854.900000	1,229,006.140000	1,287,100.660000	1,225,624	1,206,262.160000	1,193,740.700000	1,175,885.230000	1,147,338.840000	1,147,771.310000	1,115,591.220000	1,117,567.790000	1,078,000.770000	1,051,251.800000		1,008,664.160000	980,229.950000	947,819.840000	967,080.240000	987,274.800000	975,293.900000	974,601.950000	927,590.950000	959,809.400000	968,608.410000	941,355.170000	883,845.640000	900,340.490000	970,522.860000	983,778.270000	999,324.680000	926,871.730000	976,451.650000	1,053,985.880000	1,032,546.910000	1,062,655.650000	1,068,123.160000	1,026,223.390000	1,042,053.480000	983,272.500000	978,489.220000	1,013,601.700000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,337	17,276.460000	17,118.380000	16,579.280000	16,106.770000	16,371.060000	15,760.570000	16,174.790000	15,659.750000	15,378.260000	15,290.260000	14,518.890000	13,285.740000	13,847.120000	14,336.840000	14,908	14,440.750000	13,812.160000	14,422.490000	14,026.480000	13,687.260000	13,978.950000	12,931.770000	12,921.390000	11,613.310000	11,020.680000	12,158.030000	12,764.260000	12,158.410000	13,401.940000	13,302.220000	14,222.330000	14,131.500000	14,385.860000	15,116.340000	14,380.030000	15,082.010000	14,719.960000	15,159.920000	14,897.140000	14,785.810000	14,954.100000	14,481.840000	14,058.810000	13,742.820000	13,441.340000	13,586.090000	12,982.460000	11,240.090000	11,707.560000	12,019.880000	11,432.140000	11,171.740000	10,803.870000	10,353.050000	9,724.800000	11,222.670000	12,338	12,601.210000	12,204.570000	12,068.520000	11,649.940000	11,325.400000	11,626.600000	11,776.120000	11,116.620000	11,677.440000	11,358.110000	11,286.930000	11,006.370000	10,327.630000	10,854.550000	10,868.250000	11,808.080000	11,706.480000	11,937.010000	11,650.240000	11,794.330000	12,065.540000	11,796.200000	12,012.720000	12,580.550000	11,979.660000	11,790.410000	11,668.020000	11,493.500000	11,214.470000	11,218.700000	10,904.160000	10,923.480000	10,536.740000	10,275.290000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332		11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,870	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	33,950	34,261	33,545	32,750	32,356	31,236	29,760	31,027	30,060	28,536	28,065	26,845	24,599	25,127	26,385	26,812	25,977	24,367	24,262	23,889	23,043	23,619	22,223	23,582	22,334	20,661	22,757	23,724	21,721	23,676	23,632	25,890	24,963	25,734	27,138	25,974	26,155	24,443	25,635	24,878	24,301	23,747	23,582	22,387	21,448	20,872	21,085	20,305	18,301	18,801	19,544	18,233	17,260	16,923	16,154	14,319	16,336	17,802	17,809	17,287	16,681	16,328	16,028	16,286	16,055	14,998	16,016	15,393	15,099	14,629	13,544	14,888	14,591	15,662	15,573	15,081	14,540	14,451	14,112	14,058	14,424	14,976	14,165	14,009	13,593	13,283	13,014	12,974	12,713	12,634	12,459	12,332		11,847	11,627	11,401	10,994	11,199	11,196	11,181	10,783	10,755	10,566	10,525	9,856	9,870	10,385	10,551	10,520	9,702	9,948	10,586	10,369	10,574	10,440	10,340	10,507	9,936	10,243	10,269	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	3,395,049	3,426,119	3,354,477	3,275,035	3,235,650	3,123,569	2,976,005	3,102,735	3,006,018	2,853,645	2,806,485	2,684,525	2,459,876	2,512,709	2,638,508	2,681,197	2,597,744	2,436,736	2,426,190	2,388,903	2,304,303	2,361,931	2,222,296	2,358,160	2,233,351	2,066,079	2,275,664	2,372,416	2,172,135	2,367,563	2,363,227	2,588,992	2,496,305	2,573,355	2,713,786	2,597,381	2,615,504	2,444,255	2,563,482	2,487,838	2,430,111	2,374,674	2,358,204	2,238,726	2,144,793	2,087,238	2,108,525	2,030,458	1,830,125	1,880,124	1,954,385	1,823,323	1,726,002	1,692,346	1,615,408	1,431,853	1,633,627	1,780,169	1,780,867	1,728,692	1,668,140	1,632,775	1,602,786	1,628,583	1,605,509	1,499,808	1,601,586	1,539,261	1,509,921	1,462,948	1,354,411	1,488,840	1,459,106	1,566,153	1,557,289	1,508,145	1,454,035	1,445,141	1,411,157	1,405,763	1,442,420	1,497,618	1,416,516	1,400,940	1,359,252	1,328,257	1,301,411	1,297,439	1,271,298	1,263,412	1,245,879	1,233,214		1,184,736	1,162,684	1,140,148	1,099,431	1,119,858	1,119,647	1,118,077	1,078,320	1,075,534	1,056,560	1,052,480	985,617	986,949	1,038,483	1,055,124	1,051,995	970,159	994,773	1,058,645	1,036,920	1,057,389	1,043,964	1,034,045	1,050,660	993,559	1,024,308	1,026,895	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000	11,257.710000	10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000	11,257.710000	10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,543,103	2,594,571.250000	2,547,909.010000	2,482,300.590000	2,439,313.960000	2,390,668.870000	2,288,483.530000	2,376,767.870000	2,302,768.820000	2,209,107.800000	2,182,911.810000	2,080,758.540000	1,902,404.200000	1,959,253.580000	2,047,583	2,097,687.790000	2,029,510.920000	1,913,770.320000	1,933,068.960000	1,899,766.830000	1,842,824.130000	1,888,213.980000	1,763,439.920000	1,841,649.810000	1,721,923.720000	1,606,552.490000	1,771,203.380000	1,848,484.450000	1,712,516.930000	1,874,926.840000	1,873,507.930000	2,043,247.310000	1,988,671.480000	2,040,272.450000	2,154,256.090000	2,065,956.720000	2,112,242.200000	1,999,016.870000	2,085,612.620000	2,034,965.660000	1,999,155.130000	1,969,795.650000	1,941,822.840000	1,855,469.100000	1,795,721.650000	1,750,857.040000	1,768,432.920000	1,696,506.620000	1,504,179.890000	1,551,780.800000	1,607,228.790000	1,506,568.380000	1,437,782.890000	1,400,732.060000	1,336,183.490000	1,204,589.060000	1,388,323.600000	1,516,506.700000	1,525,793.690000	1,481,413.160000	1,441,273.460000	1,405,506.850000	1,376,219.560000	1,404,957.310000	1,398,032.370000	1,311,604.340000	1,391,919.280000	1,344,252.990000	1,326,825.840000	1,288,093.100000	1,195,106.870000	1,293,458.880000	1,278,930.350000	1,380,281.500000	1,372,638.460000	1,355,862.580000	1,314,796.820000	1,315,424.290000	1,307,232.610000	1,292,381.630000	1,321,178.620000	1,378,277.170000	1,309,153.590000	1,291,685.500000	1,264,291.420000	1,240,841.420000	1,213,603.030000	1,211,896.470000	1,183,570.740000	1,179,034.400000	1,154,609.230000	1,137,762.520000	1,125,770.920000	1,095,381.290000	1,069,567.120000	1,044,572.200000	1,029,765.180000	1,050,087.410000	1,044,538.900000	1,043,671.510000	1,001,365.380000	1,012,713.250000	1,007,056.990000	991,370.080000	928,371.650000	935,332.940000	994,848.970000	1,012,648.690000	1,017,712.460000	942,986.340000	979,099.770000	1,048,482.690000	1,029,994.290000	1,054,514.170000	1,050,894.140000	1,026,812.730000	1,043,141.600000	985,407.900000	1,003,592.650000	1,020,040.930000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	22,590	23,047.060000	22,632.570000	22,049.780000	21,667.940000	21,235.840000	20,328.150000	21,112.360000	20,455.040000	19,623.070000	19,390.370000	18,482.970000	16,898.680000	17,403.660000	18,188.270000	18,633.340000	18,027.740000	16,999.640000	17,171.070000	16,875.250000	16,369.440000	16,772.630000	15,664.290000	16,359.010000	15,295.510000	14,270.690000	15,733.250000	16,419.720000	15,211.950000	16,654.600000	16,642	18,149.760000	17,664.970000	18,123.340000	19,135.830000	18,351.480000	18,762.630000	17,756.870000	18,526.080000	18,076.200000	17,758.100000	17,497.300000	17,248.830000	16,481.760000	15,951.040000	15,552.520000	15,708.640000	15,069.730000	13,361.330000	13,784.160000	14,276.690000	13,382.550000	12,771.540000	12,442.430000	11,869.050000	10,700.130000	12,332.200000	13,470.830000	13,553.320000	13,159.100000	12,802.550000	12,484.840000	12,224.690000	12,479.960000	12,418.440000	11,650.720000	12,364.140000	11,940.730000	11,785.930000	11,441.880000	10,615.900000	11,489.540000	11,360.480000	12,260.770000	12,192.880000	12,043.860000	11,679.080000	11,684.650000	11,611.890000	11,479.970000	11,735.770000	12,242.960000	11,628.950000	11,473.790000	11,230.450000	11,022.150000	10,780.200000	10,765.040000	10,513.420000	10,473.130000	10,256.170000	10,106.520000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	11,593	11,887.600000	11,730.530000	11,564.350000	11,300.410000	11,194.430000	11,007.810000	11,293.060000	11,189.730000	11,350.090000	11,381.340000	10,961.740000	10,486.830000	10,654.980000	10,932.800000	11,003.080000	11,010.750000	11,050.170000	11,171.810000	11,104.510000	10,829.420000	11,116.850000	10,785.060000	10,833.930000	10,449.630000	10,586.760000	11,064.830000	11,386.570000	11,114.980000	11,292.130000	11,219.790000	11,662.360000	11,995.620000	12,130.950000	12,398.060000	12,429.860000	12,393.200000	12,396.620000	12,504.880000	12,528.740000	12,390.200000	12,303.750000	12,263.690000	12,167.560000	12,321.420000	12,501.950000	12,592.240000	12,574.910000	12,452.720000	12,508.570000	12,515.430000	12,617.280000	12,431.590000	12,353.770000	12,296.520000	12,081.750000	12,153.270000	11,938.400000	11,712.990000	11,721.160000	11,727.130000	11,691.910000	11,754.510000	11,457.630000	11,432.480000	11,290.690000	11,093.760000	11,090.920000	10,881.960000	10,888.270000	10,773.860000	10,579.500000	10,516.720000	10,600.490000	10,669.200000	10,600.980000	10,598.460000	10,611.510000	10,536.320000	10,615.270000	10,547.630000	10,648.570000	10,772.640000	10,723.420000	10,737.200000	10,730.990000	10,782.340000	10,686.490000	10,640.700000	10,651.420000	10,570.060000	10,489.110000	10,494.620000	10,424.550000	10,404.140000	10,389.490000	10,641.190000	10,723.210000	10,729.500000	10,741.780000	10,674.300000	10,485.890000	10,483.200000	10,443.110000	10,348.170000	10,275.280000	10,135.800000	10,168.660000	10,195.590000	10,193.900000	10,125.410000	10,139.970000	10,069.970000	10,180.980000	10,205.560000	10,242.310000	10,194.970000	10,291.740000	10,080.360000	10,070.940000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	11,593	11,887.600000	11,730.530000	11,564.350000	11,300.410000	11,194.430000	11,007.810000	11,293.060000	11,189.730000	11,350.090000	11,381.340000	10,961.740000	10,486.830000	10,654.980000	10,932.800000	11,003.080000	11,010.750000	11,050.170000	11,171.810000	11,104.510000	10,829.420000	11,116.850000	10,785.060000	10,833.930000	10,449.630000	10,586.760000	11,064.830000	11,386.570000	11,114.980000	11,292.130000	11,219.790000	11,662.360000	11,995.620000	12,130.950000	12,398.060000	12,429.860000	12,393.200000	12,396.620000	12,504.880000	12,528.740000	12,390.200000	12,303.750000	12,263.690000	12,167.560000	12,321.420000	12,501.950000	12,592.240000	12,574.910000	12,452.720000	12,508.570000	12,515.430000	12,617.280000	12,431.590000	12,353.770000	12,296.520000	12,081.750000	12,153.270000	11,938.400000	11,712.990000	11,721.160000	11,727.130000	11,691.910000	11,754.510000	11,457.630000	11,432.480000	11,290.690000	11,093.760000	11,090.920000	10,881.960000	10,888.270000	10,773.860000	10,579.500000	10,516.720000	10,600.490000	10,669.200000	10,600.980000	10,598.460000	10,611.510000	10,536.320000	10,615.270000	10,547.630000	10,648.570000	10,772.640000	10,723.420000	10,737.200000	10,730.990000	10,782.340000	10,686.490000	10,640.700000	10,651.420000	10,570.060000	10,489.110000	10,494.620000	10,424.550000	10,404.140000	10,389.490000	10,641.190000	10,723.210000	10,729.500000	10,741.780000	10,674.300000	10,485.890000	10,483.200000	10,443.110000	10,348.170000	10,275.280000	10,135.800000	10,168.660000	10,195.590000	10,193.900000	10,125.410000	10,139.970000	10,069.970000	10,180.980000	10,205.560000	10,242.310000	10,194.970000	10,291.740000	10,080.360000	10,070.940000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,159,280	1,188,759.700000	1,173,053.280000	1,156,435.440000	1,130,041.050000	1,119,442.970000	1,100,781.140000	1,129,305.700000	1,118,973.200000	1,135,008.880000	1,138,134.360000	1,096,173.920000	1,048,682.970000	1,065,497.770000	1,093,279.910000	1,100,307.930000	1,101,075.450000	1,105,016.630000	1,117,181.250000	1,110,451.140000	1,082,941.720000	1,111,684.770000	1,078,505.560000	1,083,392.540000	1,044,963.290000	1,058,675.630000	1,106,482.790000	1,138,657.370000	1,111,498.310000	1,129,213.490000	1,121,979.340000	1,166,235.700000	1,199,561.720000	1,213,095.320000	1,239,805.860000	1,242,986.380000	1,239,319.760000	1,239,661.630000	1,250,488.200000	1,252,873.640000	1,239,020.040000	1,230,375.460000	1,226,368.740000	1,216,756.490000	1,232,141.810000	1,250,195.260000	1,259,223.740000	1,257,490.960000	1,245,272.050000	1,250,857.400000	1,251,543.490000	1,261,727.970000	1,243,158.890000	1,235,377.020000	1,229,651.880000	1,208,175.170000	1,215,327.140000	1,193,839.740000	1,171,298.630000	1,172,115.590000	1,172,712.680000	1,169,190.960000	1,175,451.340000	1,145,762.690000	1,143,248.010000	1,129,068.970000	1,109,375.810000	1,109,091.890000	1,088,196.430000	1,088,827.360000	1,077,386.110000	1,057,950.170000	1,051,672.150000	1,060,049.090000	1,066,919.560000	1,060,098.330000	1,059,846.270000	1,061,151.430000	1,053,631.830000	1,061,526.900000	1,054,762.710000	1,064,856.980000	1,077,263.670000	1,072,342.100000	1,073,720.340000	1,073,098.670000	1,078,234.170000	1,068,648.640000	1,064,069.770000	1,065,141.800000	1,057,005.870000	1,048,911.390000	1,049,461.730000	1,042,455.370000	1,040,413.930000	1,038,948.610000	1,064,118.980000	1,072,321.060000	1,072,949.670000	1,074,178.010000	1,067,429.510000	1,048,588.640000	1,048,319.750000	1,044,311.240000	1,034,816.800000	1,027,527.660000	1,013,579.630000	1,016,865.760000	1,019,559.190000	1,019,389.910000	1,012,540.820000	1,013,996.950000	1,006,997.170000	1,018,098.110000	1,020,555.920000	1,024,230.990000	1,019,496.910000	1,029,173.600000	1,008,035.880000	1,007,093.990000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	11,046	11,327.330000	11,177.670000	11,019.320000	10,767.820000	10,666.830000	10,489.010000	10,760.810000	10,662.350000	10,815.150000	10,844.930000	10,445.110000	9,992.580000	10,152.800000	10,417.530000	10,484.500000	10,491.810000	10,529.370000	10,645.280000	10,581.150000	10,319.020000	10,592.900000	10,276.750000	10,323.320000	9,957.140000	10,087.800000	10,543.340000	10,849.920000	10,591.130000	10,759.930000	10,691	11,112.700000	11,430.260000	11,559.210000	11,813.730000	11,844.040000	11,809.100000	11,812.360000	11,915.520000	11,938.250000	11,806.240000	11,723.870000	11,685.690000	11,594.100000	11,740.700000	11,912.730000	11,998.760000	11,982.250000	11,865.820000	11,919.040000	11,925.580000	12,022.620000	11,845.680000	11,771.530000	11,716.980000	11,512.330000	11,580.480000	11,375.730000	11,160.950000	11,168.730000	11,174.420000	11,140.860000	11,200.520000	10,917.620000	10,893.660000	10,758.550000	10,570.900000	10,568.200000	10,369.090000	10,375.100000	10,266.080000	10,080.880000	10,021.060000	10,100.880000	10,166.350000	10,101.350000	10,098.950000	10,111.390000	10,039.740000	10,114.970000	10,050.510000	10,146.700000	10,264.920000	10,218.020000	10,231.150000	10,225.230000	10,274.160000	10,182.830000	10,139.200000	10,149.410000	10,071.890000	9,994.760000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	17,737	18,106.100000	17,578.740000	16,990.850000	16,448.070000	16,015.640000	15,287.940000	15,951.520000	15,369.030000	15,195.800000	14,952.080000	14,330.150000	13,341.550000	13,824	14,470.850000	14,832.770000	14,185.890000	13,323.840000	13,507.540000	13,076.030000	12,635.070000	12,960.380000	12,216.400000	12,660.790000	11,687.240000	11,008.050000	12,250.220000	12,738.090000	11,847.180000	12,767.730000	12,715.600000	13,696.250000	13,338.770000	14,284.400000	15,138.190000	14,648.920000	14,970.790000	14,188.980000	14,932.620000	14,711.950000	14,309.840000	14,103.920000	13,938.060000	13,161.530000	12,559.910000	12,234.470000	12,585.610000	12,064.430000	10,961.680000	11,164.880000	11,275.380000	11,067.320000	10,596.820000	10,401.270000	9,862.770000	8,933.670000	11,151.750000	11,644.300000	11,712.230000	11,524.390000	11,120.700000	11,163.120000	10,986.240000	11,322.520000	11,057.150000	10,182.480000	11,035.520000	10,829.760000	10,838.430000	10,288.020000	9,127.870000	10,387.920000	10,337.270000	11,651.570000	11,851.860000	11,794.070000	11,729.560000	11,945.780000	11,593.340000	11,630.560000	11,905.580000	12,365.580000	11,985.630000	11,807.340000	11,724.100000	11,586.220000	10,965.570000	10,931.680000	10,833.100000	10,698.300000	10,876.680000	10,581.460000		10,178.410000	9,840.870000	9,844.800000	9,488.050000	9,974.830000	9,940.040000	9,825.080000	9,337.660000	9,614.560000	9,565.770000	9,724.280000	9,278	9,183.410000	10,038.710000	10,153.450000	10,019.190000	9,529.380000	10,302.030000	10,878.600000	10,562.770000	10,876	10,590.070000	10,484.180000	10,730.990000	10,050.570000	10,406.470000	10,329	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	17,737	18,106.100000	17,578.740000	16,990.850000	16,448.070000	16,015.640000	15,287.940000	15,951.520000	15,369.030000	15,195.800000	14,952.080000	14,330.150000	13,341.550000	13,824	14,470.850000	14,832.770000	14,185.890000	13,323.840000	13,507.540000	13,076.030000	12,635.070000	12,960.380000	12,216.400000	12,660.790000	11,687.240000	11,008.050000	12,250.220000	12,738.090000	11,847.180000	12,767.730000	12,715.600000	13,696.250000	13,338.770000	14,284.400000	15,138.190000	14,648.920000	14,970.790000	14,188.980000	14,932.620000	14,711.950000	14,309.840000	14,103.920000	13,938.060000	13,161.530000	12,559.910000	12,234.470000	12,585.610000	12,064.430000	10,961.680000	11,164.880000	11,275.380000	11,067.320000	10,596.820000	10,401.270000	9,862.770000	8,933.670000	11,151.750000	11,644.300000	11,712.230000	11,524.390000	11,120.700000	11,163.120000	10,986.240000	11,322.520000	11,057.150000	10,182.480000	11,035.520000	10,829.760000	10,838.430000	10,288.020000	9,127.870000	10,387.920000	10,337.270000	11,651.570000	11,851.860000	11,794.070000	11,729.560000	11,945.780000	11,593.340000	11,630.560000	11,905.580000	12,365.580000	11,985.630000	11,807.340000	11,724.100000	11,586.220000	10,965.570000	10,931.680000	10,833.100000	10,698.300000	10,876.680000	10,581.460000		10,178.410000	9,840.870000	9,844.800000	9,488.050000	9,974.830000	9,940.040000	9,825.080000	9,337.660000	9,614.560000	9,565.770000	9,724.280000	9,278	9,183.410000	10,038.710000	10,153.450000	10,019.190000	9,529.380000	10,302.030000	10,878.600000	10,562.770000	10,876	10,590.070000	10,484.180000	10,730.990000	10,050.570000	10,406.470000	10,329	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	3,395,049	3,426,118.580000	3,354,476.670000	3,275,035.130000	3,235,649.580000	3,123,569.360000	2,976,005.130000	3,102,734.960000	3,006,017.560000	2,853,645.430000	2,806,484.520000	2,684,524.910000	2,459,875.750000	2,512,709.330000	2,638,507.870000	2,681,196.620000	2,597,744.210000	2,436,736.200000	2,426,190.370000	2,388,903.290000	2,304,302.600000	2,361,931.250000	2,222,295.700000	2,358,159.870000	2,233,351.220000	2,066,078.690000	2,275,664.250000	2,372,415.830000	2,172,135.270000	2,367,562.820000	2,363,227.200000	2,588,992.060000	2,496,305.410000	2,573,355.400000	2,713,785.790000	2,597,381.210000	2,615,503.920000	2,444,255.040000	2,563,482.020000	2,487,837.680000	2,430,110.630000	2,374,674.350000	2,358,203.770000	2,238,725.750000	2,144,793.100000	2,087,237.700000	2,108,524.920000	2,030,457.540000	1,830,124.830000	1,880,124.470000	1,954,384.570000	1,823,323.150000	1,726,002.270000	1,692,346.240000	1,615,407.510000	1,431,852.910000	1,633,626.820000	1,780,168.870000	1,780,867.110000	1,728,691.720000	1,668,140.100000	1,632,774.640000	1,602,785.820000	1,628,583.090000	1,605,508.550000	1,499,807.690000	1,601,585.520000	1,539,261.370000	1,509,920.990000	1,462,948.300000	1,354,411.440000	1,488,840.070000	1,459,105.840000	1,566,152.630000	1,557,288.640000	1,508,145.270000	1,454,035.350000	1,445,140.610000	1,411,157.170000	1,405,763.160000	1,442,419.760000	1,497,617.640000	1,416,516.470000	1,400,939.900000	1,359,251.930000	1,328,256.540000	1,301,410.840000	1,297,439.100000	1,271,297.810000	1,263,412.180000	1,245,879.170000	1,233,214.160000		1,184,736.280000	1,162,684.290000	1,140,148.010000	1,099,430.710000	1,119,858.250000	1,119,646.560000	1,118,076.730000	1,078,320.410000	1,075,533.630000	1,056,559.770000	1,052,479.580000	985,617.100000	986,948.680000	1,038,482.590000	1,055,123.850000	1,051,995.370000	970,158.550000	994,772.700000	1,058,644.800000	1,036,920.050000	1,057,389.040000	1,043,964.430000	1,034,044.630000	1,050,660.270000	993,558.940000	1,024,307.880000	1,026,894.730000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	27,562	27,814.430000	27,232.820000	26,587.880000	26,268.140000	25,358.230000	24,160.250000	25,189.090000	24,403.900000	23,166.890000	22,784.020000	21,793.910000	19,970.130000	20,399.050000	21,420.330000	21,766.890000	21,089.400000	19,782.280000	19,696.660000	19,393.950000	18,707.140000	19,174.990000	18,041.380000	19,144.370000	18,131.130000	16,773.150000	18,474.640000	19,260.100000	17,634.160000	19,220.700000	19,185.510000	21,018.340000	20,265.880000	20,891.400000	22,031.460000	21,086.450000	21,233.580000	19,843.320000	20,811.250000	20,197.140000	19,728.490000	19,278.440000	19,144.720000	18,174.760000	17,412.180000	16,944.930000	17,117.740000	16,483.970000	14,857.590000	15,263.510000	15,866.380000	14,802.380000	14,012.290000	13,739.060000	13,114.440000	11,624.280000	13,262.360000	14,452.030000	14,457.700000	14,034.130000	13,542.550000	13,255.440000	13,011.980000	13,221.410000	13,034.080000	12,175.960000	13,002.230000	12,496.260000	12,258.070000	11,876.730000	10,995.590000	12,086.930000	11,845.530000	12,714.580000	12,642.610000	12,243.650000	11,804.370000	11,732.160000	11,456.270000	11,412.480000	11,710.070000	12,158.180000	11,499.780000	11,373.320000	11,034.880000	10,783.250000	10,565.310000	10,533.070000	10,320.840000	10,256.820000	10,114.480000	10,011.660000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,078	16,165.620000	15,908.240000	15,652.910000	15,354.400000	15,210.760000	15,045.460000	15,188.230000	15,010.660000	14,966.920000	14,967.520000	14,429.580000	13,804.190000	13,966.840000	14,134.050000	14,095.010000	13,903.190000	13,674.380000	13,800.840000	13,664.390000	13,519.880000	13,695.940000	13,193.630000	13,276.490000	12,994.450000	12,665.310000	13,189.170000	13,500.270000	12,747.730000	13,667.990000	13,634.560000	14,137.260000	14,301.220000	14,449.570000	14,855.780000	14,582.440000	14,725.650000	14,750.910000	14,752.530000	14,677.130000	14,621.440000	14,428.160000	14,385.610000	14,231.040000	14,209.780000	14,157.770000	14,111.090000	13,850.410000	13,323.340000	13,256.020000	13,393.790000	13,267.660000	12,673.510000	12,550.660000	12,021.080000	11,502.830000	12,991.620000	13,177.440000	13,173.930000	12,915.710000	12,873.680000	12,838.230000	12,791.640000	12,740.680000	12,669.240000	12,386.930000	12,535.910000	12,360.180000	12,245	12,044.710000	11,523.800000	11,775.930000	11,878.120000	12,071.090000	12,004.240000	11,916.360000	11,787.720000	11,740.590000	11,743.850000	11,667.930000	11,738.840000	11,839.460000	11,768.870000	11,733.420000	11,763.450000	11,713.970000	11,609.720000	11,614.270000	11,487.060000	11,471.540000	11,372.650000	11,242.820000	11,267.970000	11,106.330000	10,947.330000	10,748.940000	10,800.220000	10,758.670000	10,687.440000	10,468.450000	10,192.850000	10,099.890000	10,037.910000	9,659.730000	9,248.680000	9,196.120000	9,346.330000	9,587.810000	9,805.770000	9,543.410000	9,798.380000	9,972.090000	10,030.500000	10,182.070000	10,151.260000	10,030.230000	10,085.420000	9,848.090000	9,783.450000	9,927.160000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,078	16,165.620000	15,908.240000	15,652.910000	15,354.400000	15,210.760000	15,045.460000	15,188.230000	15,010.660000	14,966.920000	14,967.520000	14,429.580000	13,804.190000	13,966.840000	14,134.050000	14,095.010000	13,903.190000	13,674.380000	13,800.840000	13,664.390000	13,519.880000	13,695.940000	13,193.630000	13,276.490000	12,994.450000	12,665.310000	13,189.170000	13,500.270000	12,747.730000	13,667.990000	13,634.560000	14,137.260000	14,301.220000	14,449.570000	14,855.780000	14,582.440000	14,725.650000	14,750.910000	14,752.530000	14,677.130000	14,621.440000	14,428.160000	14,385.610000	14,231.040000	14,209.780000	14,157.770000	14,111.090000	13,850.410000	13,323.340000	13,256.020000	13,393.790000	13,267.660000	12,673.510000	12,550.660000	12,021.080000	11,502.830000	12,991.620000	13,177.440000	13,173.930000	12,915.710000	12,873.680000	12,838.230000	12,791.640000	12,740.680000	12,669.240000	12,386.930000	12,535.910000	12,360.180000	12,245	12,044.710000	11,523.800000	11,775.930000	11,878.120000	12,071.090000	12,004.240000	11,916.360000	11,787.720000	11,740.590000	11,743.850000	11,667.930000	11,738.840000	11,839.460000	11,768.870000	11,733.420000	11,763.450000	11,713.970000	11,609.720000	11,614.270000	11,487.060000	11,471.540000	11,372.650000	11,242.820000	11,267.970000	11,106.330000	10,947.330000	10,748.940000	10,800.220000	10,758.670000	10,687.440000	10,468.450000	10,192.850000	10,099.890000	10,037.910000	9,659.730000	9,248.680000	9,196.120000	9,346.330000	9,587.810000	9,805.770000	9,543.410000	9,798.380000	9,972.090000	10,030.500000	10,182.070000	10,151.260000	10,030.230000	10,085.420000	9,848.090000	9,783.450000	9,927.160000	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,607,824	1,616,561.730000	1,590,823.700000	1,565,290.970000	1,535,440.440000	1,521,075.500000	1,504,545.980000	1,518,823.390000	1,501,065.710000	1,496,692.220000	1,496,751.680000	1,442,958.120000	1,380,419.170000	1,396,683.990000	1,413,405.220000	1,409,501.210000	1,390,318.590000	1,367,437.810000	1,380,084.330000	1,366,439.320000	1,351,987.580000	1,369,594.310000	1,319,363.350000	1,327,649.460000	1,299,444.850000	1,266,530.590000	1,318,917.320000	1,350,027.040000	1,274,772.660000	1,366,798.740000	1,363,456.100000	1,413,726.130000	1,430,121.520000	1,444,957.230000	1,485,577.990000	1,458,244.350000	1,472,565.460000	1,475,091.430000	1,475,252.710000	1,467,712.730000	1,462,143.820000	1,442,816.060000	1,438,561.100000	1,423,103.520000	1,420,978.140000	1,415,776.750000	1,411,109.420000	1,385,041.130000	1,332,333.580000	1,325,602.400000	1,339,378.680000	1,326,766.050000	1,267,350.900000	1,255,065.920000	1,202,107.960000	1,150,283.220000	1,299,162.150000	1,317,743.800000	1,317,393.460000	1,291,571.250000	1,287,368.400000	1,283,822.890000	1,279,164.340000	1,274,067.710000	1,266,924.300000	1,238,693.080000	1,253,591.130000	1,236,017.610000	1,224,500.500000	1,204,471.030000	1,152,380.100000	1,177,592.650000	1,187,811.760000	1,207,109.310000	1,200,424.450000	1,191,636.470000	1,178,772.060000	1,174,059.270000	1,174,384.810000	1,166,793.220000	1,173,883.850000	1,183,945.720000	1,176,887.340000	1,173,341.610000	1,176,344.530000	1,171,397.110000	1,160,972.470000	1,161,427.480000	1,148,705.810000	1,147,154.410000	1,137,264.760000	1,124,282.240000	1,126,796.950000	1,110,632.750000	1,094,732.710000	1,074,894.470000	1,080,021.700000	1,075,867.480000	1,068,744.330000	1,046,845.100000	1,019,284.690000	1,009,989.350000	1,003,791.090000	965,972.480000	924,868.270000	919,612.070000	934,632.550000	958,780.540000	980,577.320000	954,341.430000	979,837.780000	997,209.390000	1,003,050.120000	1,018,207.150000	1,015,125.730000	1,003,022.830000	1,008,542.410000	984,808.480000	978,344.660000	992,715.860000	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	14,269	14,346.520000	14,118.100000	13,891.510000	13,626.590000	13,499.110000	13,352.410000	13,479.120000	13,321.530000	13,282.710000	13,283.240000	12,805.840000	12,250.820000	12,395.170000	12,543.570000	12,508.920000	12,338.680000	12,135.620000	12,247.850000	12,126.760000	11,998.500000	12,154.760000	11,708.970000	11,782.510000	11,532.200000	11,240.100000	11,705.010000	11,981.100000	11,313.240000	12,129.950000	12,100.280000	12,546.410000	12,691.920000	12,823.580000	13,184.080000	12,941.500000	13,068.600000	13,091.010000	13,092.440000	13,025.530000	12,976.110000	12,804.580000	12,766.820000	12,629.640000	12,610.770000	12,564.610000	12,523.190000	12,291.840000	11,824.080000	11,764.340000	11,886.600000	11,774.670000	11,247.380000	11,138.350000	10,668.360000	10,208.430000	11,529.690000	11,694.600000	11,691.490000	11,462.320000	11,425.030000	11,393.560000	11,352.220000	11,306.990000	11,243.590000	10,993.050000	11,125.260000	10,969.300000	10,867.090000	10,689.340000	10,227.040000	10,450.800000	10,541.490000	10,712.750000	10,653.420000	10,575.430000	10,461.260000	10,419.440000	10,422.330000	10,354.960000	10,417.880000	10,507.180000	10,444.540000	10,413.070000	10,439.720000	10,395.810000	10,303.300000	10,307.340000	10,194.430000	10,180.670000	10,092.900000	9,977.680000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	22,680	23,018.120000	22,586.930000	21,533.810000	18,986.820000	19,449.310000	18,587.780000	17,568.280000	14,667.610000	15,880.080000	17,960.130000	17,591.170000	15,861.220000	14,871.700000	16,229.510000	17,610.070000	17,058.710000	17,332.740000	19,088.610000	18,254.790000	15,454.030000	18,352.570000	16,422.260000	15,949.200000	13,642.090000	13,662.130000	13,545.920000	14,702.920000	16,134.700000	18,978.400000	20,967.530000	22,806.820000	20,431.070000	18,168.120000	19,428.720000	18,748.830000	18,551.330000	17,488.940000	19,182.100000	20,620.080000	20,031.590000	23,741.620000	20,685.860000	19,616.980000	18,863.730000	21,496.930000	22,259.010000	21,350.740000	23,527.510000	24,643.370000	26,480.270000	26,893.070000	22,986.820000	21,418.540000	21,042.850000	15,091.770000	16,653.150000	17,948.900000	18,065.080000	16,421.130000	17,299.750000	16,635.940000	18,421.960000	16,536.740000	15,940.300000	13,141.090000	12,617.280000	13,620.410000	13,464.230000	13,787.220000	12,792.810000	11,612.910000	11,428.660000	11,042.120000	11,078.810000	12,768.220000	13,445.130000	13,499.400000	13,585.760000	13,471.820000	13,128.080000	14,833.880000	14,423.760000	13,755.360000	13,697.780000	14,220.240000	15,234.160000	14,181.010000	13,637.410000	14,162.430000	14,048.990000	14,329.130000	14,509.940000	14,823.620000	13,219.040000	12,784.240000	15,187.930000	16,345.750000	15,701.930000	18,987.470000	17,429.710000	14,203.020000	16,050.940000	12,641.330000	12,049.760000	8,968.540000	8,283.340000	8,153.770000	8,865.500000	8,024.390000	8,167.410000	8,086.020000	10,344.950000	11,362.110000	11,768.410000	10,592.610000	12,388.120000	12,699.290000	10,540.670000	10,483.270000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	22,680	23,018.120000	22,586.930000	21,533.810000	18,986.820000	19,449.310000	18,587.780000	17,568.280000	14,667.610000	15,880.080000	17,960.130000	17,591.170000	15,861.220000	14,871.700000	16,229.510000	17,610.070000	17,058.710000	17,332.740000	19,088.610000	18,254.790000	15,454.030000	18,352.570000	16,422.260000	15,949.200000	13,642.090000	13,662.130000	13,545.920000	14,702.920000	16,134.700000	18,978.400000	20,967.530000	22,806.820000	20,431.070000	18,168.120000	19,428.720000	18,748.830000	18,551.330000	17,488.940000	19,182.100000	20,620.080000	20,031.590000	23,741.620000	20,685.860000	19,616.980000	18,863.730000	21,496.930000	22,259.010000	21,350.740000	23,527.510000	24,643.370000	26,480.270000	26,893.070000	22,986.820000	21,418.540000	21,042.850000	15,091.770000	16,653.150000	17,948.900000	18,065.080000	16,421.130000	17,299.750000	16,635.940000	18,421.960000	16,536.740000	15,940.300000	13,141.090000	12,617.280000	13,620.410000	13,464.230000	13,787.220000	12,792.810000	11,612.910000	11,428.660000	11,042.120000	11,078.810000	12,768.220000	13,445.130000	13,499.400000	13,585.760000	13,471.820000	13,128.080000	14,833.880000	14,423.760000	13,755.360000	13,697.780000	14,220.240000	15,234.160000	14,181.010000	13,637.410000	14,162.430000	14,048.990000	14,329.130000	14,509.940000	14,823.620000	13,219.040000	12,784.240000	15,187.930000	16,345.750000	15,701.930000	18,987.470000	17,429.710000	14,203.020000	16,050.940000	12,641.330000	12,049.760000	8,968.540000	8,283.340000	8,153.770000	8,865.500000	8,024.390000	8,167.410000	8,086.020000	10,344.950000	11,362.110000	11,768.410000	10,592.610000	12,388.120000	12,699.290000	10,540.670000	10,483.270000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	2,268,013	2,301,811.520000	2,258,693.400000	2,153,381.290000	1,898,682.090000	1,944,930.660000	1,858,778.120000	1,756,828.500000	1,466,760.510000	1,588,008.360000	1,796,012.780000	1,759,116.510000	1,586,121.900000	1,487,169.660000	1,622,951.040000	1,761,006.740000	1,705,870.770000	1,733,274.480000	1,908,861.060000	1,825,479.090000	1,545,403.420000	1,835,256.780000	1,642,225.600000	1,594,920.160000	1,364,209.450000	1,366,212.750000	1,354,592.360000	1,470,292.410000	1,613,469.760000	1,897,839.640000	2,096,752.890000	2,280,681.610000	2,043,107.440000	1,816,812.390000	1,942,871.510000	1,874,882.600000	1,855,133.390000	1,748,894.100000	1,918,210.370000	2,062,008.290000	2,003,158.590000	2,374,161.770000	2,068,586.390000	1,961,697.780000	1,886,372.870000	2,149,693.160000	2,225,901.140000	2,135,074.370000	2,352,750.620000	2,464,337.170000	2,648,027.440000	2,689,307.220000	2,298,682.310000	2,141,854.310000	2,104,285.470000	1,509,176.710000	1,665,314.750000	1,794,890	1,806,508.380000	1,642,112.950000	1,729,974.740000	1,663,593.710000	1,842,195.550000	1,653,673.590000	1,594,030.370000	1,314,109.170000	1,261,728.250000	1,362,041.260000	1,346,423.380000	1,378,722.410000	1,279,280.570000	1,161,290.690000	1,142,866.320000	1,104,211.810000	1,107,881.170000	1,276,822.360000	1,344,513.400000	1,349,939.840000	1,358,575.900000	1,347,182.100000	1,312,808.340000	1,483,388.440000	1,442,375.530000	1,375,536.140000	1,369,778.470000	1,422,024.360000	1,523,416.370000	1,418,100.860000	1,363,741.380000	1,416,243.350000	1,404,898.700000	1,432,912.790000	1,450,994.070000	1,482,362.220000	1,321,904.330000	1,278,424.250000	1,518,793.210000	1,634,575.210000	1,570,193.430000	1,898,746.860000	1,742,971.130000	1,420,301.860000	1,605,094.280000	1,264,133.010000	1,204,975.720000	896,853.480000	828,333.770000	815,376.940000	886,550.110000	802,438.930000	816,741.320000	808,602.130000	1,034,495.090000	1,136,211.370000	1,176,841.430000	1,059,260.790000	1,238,812.150000	1,269,929.240000	1,054,066.770000	1,048,327	1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	15,631	15,863.690000	15,566.520000	14,840.730000	13,085.390000	13,404.130000	12,810.380000	12,107.760000	10,108.660000	10,944.280000	12,377.810000	12,123.530000	10,931.280000	10,249.320000	11,185.100000	12,136.550000	11,756.570000	11,945.430000	13,155.540000	12,580.890000	10,650.650000	12,648.270000	11,317.930000	10,991.910000	9,401.900000	9,415.700000	9,335.620000	10,133	11,119.750000	13,079.580000	14,450.460000	15,718.060000	14,080.740000	12,521.160000	13,389.930000	12,921.370000	12,785.260000	12,053.080000	13,219.970000	14,211	13,805.420000	16,362.310000	14,256.340000	13,519.680000	13,000.560000	14,815.310000	15,340.530000	14,714.560000	16,214.750000	16,983.790000	18,249.750000	18,534.240000	15,842.120000	14,761.290000	14,502.370000	10,400.980000	11,477.060000	12,370.070000	12,450.140000	11,317.160000	11,922.690000	11,465.200000	12,696.090000	11,396.830000	10,985.780000	9,056.610000	8,695.610000	9,386.950000	9,279.320000	9,501.920000	8,816.580000	8,003.410000	7,876.440000	7,610.040000	7,635.330000	8,799.640000	9,266.150000	9,303.550000	9,363.070000	9,284.550000	9,047.650000	10,223.260000	9,940.600000	9,479.960000	9,440.280000	9,800.350000	10,499.120000	9,773.310000	9,398.670000	9,760.500000	9,682.320000	9,875.390000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000	11,257.710000	10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	19,014	19,438.200000	19,125.610000	18,721.120000	18,355.550000	18,066.560000	17,479.720000	18,064.850000	17,659.140000	17,316.490000	17,211.470000	16,473.960000	15,333.660000	15,706.240000	16,293.590000	16,573.460000	16,250.450000	15,703.040000	15,867.200000	15,664.470000	15,227.430000	15,614.110000	14,803.490000	15,218.720000	14,405.820000	13,879.690000	14,973.640000	15,539.070000	14,695.380000	15,604.310000	15,557.110000	16,639.040000	16,550.440000	16,881.950000	17,592.040000	17,169.320000	17,377.230000	16,807.880000	17,298.740000	17,057.020000	16,801.300000	16,606.120000	16,442.520000	15,946.830000	15,711.650000	15,562.270000	15,700.930000	15,303.210000	14,161.220000	14,453.050000	14,761.850000	14,237.070000	13,759.880000	13,511.400000	13,107.090000	12,219.270000	13,307.270000	13,912.690000	13,856.630000	13,615.680000	13,394.580000	13,177.510000	13,038.800000	13,063.720000	13,013.600000	12,458.450000	12,811	12,542.860000	12,350.670000	12,134.550000	11,546.470000	12,006	11,896.500000	12,486.070000	12,476.520000	12,353.020000	12,124.650000	12,134.090000	12,054.360000	12,007.290000	12,134.860000	12,492.760000	12,163.450000	12,043.620000	11,895.080000	11,759.020000	11,624.630000	11,573.320000	11,390.160000	11,368.490000	11,191.980000	11,059.590000	10,991.640000	10,783.160000	10,621.020000	10,464.870000	10,473.600000	10,629.550000	10,598.260000	10,597.820000	10,310.390000	10,305.610000	10,269.940000	10,157.910000	9,726.210000	9,742.070000	10,047.410000	10,167.790000	10,209.050000	9,745.060000	9,938.110000	10,355.210000	10,216.760000	10,407.350000	10,395.880000	10,266.150000	10,344.090000	10,029.250000	10,054.230000	10,148.620000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	25,431	25,945.710000	25,479.090000	24,823.010000	24,393.140000	23,906.690000	22,884.840000	23,767.680000	23,027.690000	22,091.080000	21,829.120000	20,807.590000	19,024.040000	19,592.540000	20,475.830000	20,976.880000	20,295.110000	19,137.700000	19,330.690000	18,997.670000	18,428.240000	18,882.140000	17,634.400000	18,416.500000	17,219.240000	16,065.520000	17,712.030000	18,484.840000	17,125.170000	18,749.270000	18,735.080000	20,432.470000	19,886.710000	20,402.720000	21,542.560000	20,659.570000	21,122.420000	19,990.170000	20,856.130000	20,349.660000	19,991.550000	19,697.960000	19,418.230000	18,554.690000	17,957.220000	17,508.570000	17,684.330000	16,965.070000	15,041.800000	15,517.810000	16,072.290000	15,065.680000	14,377.830000	14,007.320000	13,361.830000	12,045.890000	13,883.240000	15,165.070000	15,257.940000	14,814.130000	14,412.730000	14,055.070000	13,762.200000	14,049.570000	13,980.320000	13,116.040000	13,919.190000	13,442.530000	13,268.260000	12,880.930000	11,951.070000	12,934.590000	12,789.300000	13,802.820000	13,726.380000	13,558.630000	13,147.970000	13,154.240000	13,072.330000	12,923.820000	13,211.790000	13,782.770000	13,091.540000	12,916.860000	12,642.910000	12,408.410000	12,136.030000	12,118.960000	11,835.710000	11,790.340000	11,546.090000	11,377.630000	11,257.710000	10,953.810000	10,695.670000	10,445.720000	10,297.650000	10,500.870000	10,445.390000	10,436.720000	10,013.650000	10,127.130000	10,070.570000	9,913.700000	9,283.720000	9,353.330000	9,948.490000	10,126.490000	10,177.120000	9,429.860000	9,791	10,484.830000	10,299.940000	10,545.140000	10,508.940000	10,268.130000	10,431.420000	9,854.080000	10,035.930000	10,200.410000	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	19,014	19,438.200000	19,125.610000	18,721.120000	18,355.550000	18,066.560000	17,479.720000	18,064.850000	17,659.140000	17,316.490000	17,211.470000	16,473.960000	15,333.660000	15,706.240000	16,293.590000	16,573.460000	16,250.450000	15,703.040000	15,867.200000	15,664.470000	15,227.430000	15,614.110000	14,803.490000	15,218.720000	14,405.820000	13,879.690000	14,973.640000	15,539.070000	14,695.380000	15,604.310000	15,557.110000	16,639.040000	16,550.440000	16,881.950000	17,592.040000	17,169.320000	17,377.230000	16,807.880000	17,298.740000	17,057.020000	16,801.300000	16,606.120000	16,442.520000	15,946.830000	15,711.650000	15,562.270000	15,700.930000	15,303.210000	14,161.220000	14,453.050000	14,761.850000	14,237.070000	13,759.880000	13,511.400000	13,107.090000	12,219.270000	13,307.270000	13,912.690000	13,856.630000	13,615.680000	13,394.580000	13,177.510000	13,038.800000	13,063.720000	13,013.600000	12,458.450000	12,811	12,542.860000	12,350.670000	12,134.550000	11,546.470000	12,006	11,896.500000	12,486.070000	12,476.520000	12,353.020000	12,124.650000	12,134.090000	12,054.360000	12,007.290000	12,134.860000	12,492.760000	12,163.450000	12,043.620000	11,895.080000	11,759.020000	11,624.630000	11,573.320000	11,390.160000	11,368.490000	11,191.980000	11,059.590000	10,991.640000	10,783.160000	10,621.020000	10,464.870000	10,473.600000	10,629.550000	10,598.260000	10,597.820000	10,310.390000	10,305.610000	10,269.940000	10,157.910000	9,726.210000	9,742.070000	10,047.410000	10,167.790000	10,209.050000	9,745.060000	9,938.110000	10,355.210000	10,216.760000	10,407.350000	10,395.880000	10,266.150000	10,344.090000	10,029.250000	10,054.230000	10,148.620000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	2,543,103	2,594,571.250000	2,547,909.010000	2,482,300.590000	2,439,313.960000	2,390,668.870000	2,288,483.530000	2,376,767.870000	2,302,768.820000	2,209,107.800000	2,182,911.810000	2,080,758.540000	1,902,404.200000	1,959,253.580000	2,047,583	2,097,687.790000	2,029,510.920000	1,913,770.320000	1,933,068.960000	1,899,766.830000	1,842,824.130000	1,888,213.980000	1,763,439.920000	1,841,649.810000	1,721,923.720000	1,606,552.490000	1,771,203.380000	1,848,484.450000	1,712,516.930000	1,874,926.840000	1,873,507.930000	2,043,247.310000	1,988,671.480000	2,040,272.450000	2,154,256.090000	2,065,956.720000	2,112,242.200000	1,999,016.870000	2,085,612.620000	2,034,965.660000	1,999,155.130000	1,969,795.650000	1,941,822.840000	1,855,469.100000	1,795,721.650000	1,750,857.040000	1,768,432.920000	1,696,506.620000	1,504,179.890000	1,551,780.800000	1,607,228.790000	1,506,568.380000	1,437,782.890000	1,400,732.060000	1,336,183.490000	1,204,589.060000	1,388,323.600000	1,516,506.700000	1,525,793.690000	1,481,413.160000	1,441,273.460000	1,405,506.850000	1,376,219.560000	1,404,957.310000	1,398,032.370000	1,311,604.340000	1,391,919.280000	1,344,252.990000	1,326,825.840000	1,288,093.100000	1,195,106.870000	1,293,458.880000	1,278,930.350000	1,380,281.500000	1,372,638.460000	1,355,862.580000	1,314,796.820000	1,315,424.290000	1,307,232.610000	1,292,381.630000	1,321,178.620000	1,378,277.170000	1,309,153.590000	1,291,685.500000	1,264,291.420000	1,240,841.420000	1,213,603.030000	1,211,896.470000	1,183,570.740000	1,179,034.400000	1,154,609.230000	1,137,762.520000	1,125,770.920000	1,095,381.290000	1,069,567.120000	1,044,572.200000	1,029,765.180000	1,050,087.410000	1,044,538.900000	1,043,671.510000	1,001,365.380000	1,012,713.250000	1,007,056.990000	991,370.080000	928,371.650000	935,332.940000	994,848.970000	1,012,648.690000	1,017,712.460000	942,986.340000	979,099.770000	1,048,482.690000	1,029,994.290000	1,054,514.170000	1,050,894.140000	1,026,812.730000	1,043,141.600000	985,407.900000	1,003,592.650000	1,020,040.930000	1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	1,901,403	1,943,820.490000	1,912,561.390000	1,872,112.080000	1,835,554.690000	1,806,656.040000	1,747,972.250000	1,806,484.690000	1,765,913.780000	1,731,649.110000	1,721,146.970000	1,647,396.100000	1,533,366.160000	1,570,624.470000	1,629,359.160000	1,657,345.700000	1,625,044.950000	1,570,304.120000	1,586,719.560000	1,566,446.550000	1,522,742.610000	1,561,411.370000	1,480,348.580000	1,521,872.410000	1,440,582.460000	1,387,968.980000	1,497,364.170000	1,553,906.670000	1,469,538.080000	1,560,430.710000	1,555,711.490000	1,663,903.880000	1,655,043.960000	1,688,195.450000	1,759,204.310000	1,716,932.400000	1,737,723.130000	1,680,788.120000	1,729,874.110000	1,705,701.880000	1,680,130.070000	1,660,612.420000	1,644,251.910000	1,594,682.750000	1,571,164.600000	1,556,227.280000	1,570,093.020000	1,530,321.170000	1,416,122.490000	1,445,304.780000	1,476,184.730000	1,423,707.060000	1,375,988.310000	1,351,140.430000	1,310,708.660000	1,221,927.080000	1,330,726.720000	1,391,268.790000	1,385,662.650000	1,361,568.130000	1,339,458.450000	1,317,750.710000	1,303,879.760000	1,306,372.380000	1,301,359.750000	1,245,844.650000	1,281,100.390000	1,254,286.280000	1,235,066.850000	1,213,455.070000	1,154,647.430000	1,200,599.500000	1,189,650.230000	1,248,606.560000	1,247,652.020000	1,235,302.060000	1,212,464.970000	1,213,409.230000	1,205,435.760000	1,200,729.240000	1,213,486.220000	1,249,275.820000	1,216,345.240000	1,204,361.940000	1,189,508.460000	1,175,902.320000	1,162,462.630000	1,157,332.400000	1,139,016.190000	1,136,849.450000	1,119,197.960000	1,105,958.600000	1,099,164.250000	1,078,315.590000	1,062,101.600000	1,046,486.780000	1,047,360.360000	1,062,955.290000	1,059,825.830000	1,059,782.110000	1,031,038.870000	1,030,560.800000	1,026,994.490000	1,015,790.880000	972,620.680000	974,206.690000	1,004,740.810000	1,016,778.540000	1,020,905.130000	974,506.080000	993,810.740000	1,035,520.650000	1,021,676.470000	1,040,735.270000	1,039,588.080000	1,026,615.450000	1,034,409.430000	1,002,925.370000	1,005,422.960000	1,014,862.150000	1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	22,590	23,047.060000	22,632.570000	22,049.780000	21,667.940000	21,235.840000	20,328.150000	21,112.360000	20,455.040000	19,623.070000	19,390.370000	18,482.970000	16,898.680000	17,403.660000	18,188.270000	18,633.340000	18,027.740000	16,999.640000	17,171.070000	16,875.250000	16,369.440000	16,772.630000	15,664.290000	16,359.010000	15,295.510000	14,270.690000	15,733.250000	16,419.720000	15,211.950000	16,654.600000	16,642	18,149.760000	17,664.970000	18,123.340000	19,135.830000	18,351.480000	18,762.630000	17,756.870000	18,526.080000	18,076.200000	17,758.100000	17,497.300000	17,248.830000	16,481.760000	15,951.040000	15,552.520000	15,708.640000	15,069.730000	13,361.330000	13,784.160000	14,276.690000	13,382.550000	12,771.540000	12,442.430000	11,869.050000	10,700.130000	12,332.200000	13,470.830000	13,553.320000	13,159.100000	12,802.550000	12,484.840000	12,224.690000	12,479.960000	12,418.440000	11,650.720000	12,364.140000	11,940.730000	11,785.930000	11,441.880000	10,615.900000	11,489.540000	11,360.480000	12,260.770000	12,192.880000	12,043.860000	11,679.080000	11,684.650000	11,611.890000	11,479.970000	11,735.770000	12,242.960000	11,628.950000	11,473.790000	11,230.450000	11,022.150000	10,780.200000	10,765.040000	10,513.420000	10,473.130000	10,256.170000	10,106.520000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	17,299	17,684.530000	17,400.140000	17,032.140000	16,699.550000	16,436.630000	15,902.740000	16,435.080000	16,065.970000	15,754.230000	15,658.690000	14,987.720000	13,950.290000	14,289.260000	14,823.620000	15,078.240000	14,784.370000	14,286.350000	14,435.690000	14,251.250000	13,853.640000	14,205.440000	13,467.950000	13,845.720000	13,106.160000	12,627.490000	13,622.750000	14,137.170000	13,369.590000	14,196.520000	14,153.590000	15,137.900000	15,057.290000	15,358.900000	16,004.930000	15,620.340000	15,809.490000	15,291.510000	15,738.090000	15,518.170000	15,285.520000	15,107.960000	14,959.110000	14,508.140000	14,294.170000	14,158.280000	14,284.430000	13,922.590000	12,883.630000	13,149.120000	13,430.070000	12,952.630000	12,518.500000	12,292.430000	11,924.590000	11,116.870000	12,106.710000	12,657.510000	12,606.510000	12,387.300000	12,186.150000	11,988.660000	11,862.470000	11,885.140000	11,839.540000	11,334.470000	11,655.220000	11,411.270000	11,236.420000	11,039.800000	10,504.780000	10,922.840000	10,823.230000	11,359.600000	11,350.920000	11,238.560000	11,030.790000	11,039.380000	10,966.840000	10,924.020000	11,040.080000	11,365.690000	11,066.090000	10,957.070000	10,821.940000	10,698.150000	10,575.880000	10,529.200000	10,362.570000	10,342.850000	10,182.260000	10,061.810000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	15,093	15,289.520000	15,086.090000	14,941.920000	14,787.600000	14,485.710000	14,404.950000	14,588.750000	14,486.400000	14,380.390000	14,309.080000	13,860.680000	12,907.140000	13,200.930000	13,660.350000	13,816.320000	13,764.670000	13,544.120000	13,611.250000	13,532.670000	13,328.020000	13,721.620000	13,150.820000	13,182.190000	12,434.130000	12,669.740000	13,493.410000	13,817.870000	13,282.230000	13,767.100000	13,549.870000	14,071.570000	14,579.210000	14,695.740000	15,113.060000	15,067.460000	14,876.560000	14,924.650000	15,060.760000	15,095.980000	14,941.850000	14,785.470000	14,623.870000	14,431.600000	14,318.090000	14,474.540000	14,210.160000	13,968.080000	13,663.970000	13,638.650000	13,631.770000	13,589.660000	13,279.980000	12,812.900000	12,374.470000	12,725.130000	13,999.690000	13,724.760000	13,436.360000	13,362	13,319.240000	13,298.190000	13,328.490000	13,040.390000	12,947.400000	12,869.660000	12,654.500000	12,586.720000	12,296.130000	12,184.520000	12,113.710000	11,994.510000	11,951.100000	12,097.990000	12,156.410000	12,068.340000	12,003.940000	11,936.210000	11,749.110000	11,715.010000	11,591.240000	11,607.670000	11,636.020000	11,514.500000	11,483.130000	11,490.660000	11,591	11,478.030000	11,407.220000	11,414.750000	11,295.020000	11,176.890000	11,146.110000	10,978.400000	10,872.360000	10,814.120000	11,282.920000	11,378.930000	11,356.340000	11,296.680000	11,255.640000	10,974.720000	10,865.420000	10,777.530000	10,674.400000	10,609.580000	10,537.890000	10,465.240000	10,415.900000	10,329.260000	10,188.410000	10,138.950000	10,092.100000	10,253.580000	10,218.590000	10,262	10,257.140000	10,309.570000	10,135.980000	10,065.350000	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	12,651	12,817.790000	12,690.160000	12,586.910000	12,479.310000	12,283.400000	12,313.240000	12,446.640000	12,448.630000	12,439.070000	12,458.120000	12,170.250000	11,492.220000	11,623.920000	11,943.560000	12,076.470000	12,045.990000	11,940.040000	12,030.200000	12,044.870000	11,799.560000	12,080.880000	11,749.390000	11,746.650000	11,227.060000	11,307.780000	11,733.740000	12,008.460000	11,705.750000	11,917.460000	11,744	12,070.820000	12,408.580000	12,472.440000	12,777.500000	12,759.170000	12,665.810000	12,678.250000	12,765.260000	12,799.790000	12,710.910000	12,674.430000	12,623.640000	12,522.970000	12,454.460000	12,626.080000	12,555.390000	12,482.290000	12,325.910000	12,343.360000	12,340.610000	12,370.660000	12,198.980000	12,104.960000	11,753.840000	11,893.800000	12,304.380000	12,157.610000	11,962.830000	11,923.820000	11,903.750000	11,886.080000	11,963.320000	11,794.190000	11,704.040000	11,654.070000	11,499.390000	11,461.120000	11,294.220000	11,235.110000	11,153.140000	11,027.200000	10,913.970000	10,986.050000	11,050.160000	11,029.750000	11,001.550000	10,987.710000	10,864.750000	10,902.390000	10,857.080000	10,899.420000	11,003.940000	10,900.590000	10,947.870000	10,933.600000	10,983.440000	10,898.190000	10,826.710000	10,851.210000	10,710.210000	10,633.530000	10,610.710000	10,539.960000	10,485.190000	10,381.580000	10,754.030000	10,842.580000	10,883.660000	10,859.010000	10,857.640000	10,682.820000	10,649.500000	10,575.110000	10,531.290000	10,514.860000	10,404.860000	10,331.830000	10,287.550000	10,244.190000	10,168.880000	10,142.860000	10,071.660000	10,105.440000	10,126.890000	10,172.990000	10,147.880000	10,241.910000	10,070.750000	10,016.890000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	15,093	15,289.520000	15,086.090000	14,941.920000	14,787.600000	14,485.710000	14,404.950000	14,588.750000	14,486.400000	14,380.390000	14,309.080000	13,860.680000	12,907.140000	13,200.930000	13,660.350000	13,816.320000	13,764.670000	13,544.120000	13,611.250000	13,532.670000	13,328.020000	13,721.620000	13,150.820000	13,182.190000	12,434.130000	12,669.740000	13,493.410000	13,817.870000	13,282.230000	13,767.100000	13,549.870000	14,071.570000	14,579.210000	14,695.740000	15,113.060000	15,067.460000	14,876.560000	14,924.650000	15,060.760000	15,095.980000	14,941.850000	14,785.470000	14,623.870000	14,431.600000	14,318.090000	14,474.540000	14,210.160000	13,968.080000	13,663.970000	13,638.650000	13,631.770000	13,589.660000	13,279.980000	12,812.900000	12,374.470000	12,725.130000	13,999.690000	13,724.760000	13,436.360000	13,362	13,319.240000	13,298.190000	13,328.490000	13,040.390000	12,947.400000	12,869.660000	12,654.500000	12,586.720000	12,296.130000	12,184.520000	12,113.710000	11,994.510000	11,951.100000	12,097.990000	12,156.410000	12,068.340000	12,003.940000	11,936.210000	11,749.110000	11,715.010000	11,591.240000	11,607.670000	11,636.020000	11,514.500000	11,483.130000	11,490.660000	11,591	11,478.030000	11,407.220000	11,414.750000	11,295.020000	11,176.890000	11,146.110000	10,978.400000	10,872.360000	10,814.120000	11,282.920000	11,378.930000	11,356.340000	11,296.680000	11,255.640000	10,974.720000	10,865.420000	10,777.530000	10,674.400000	10,609.580000	10,537.890000	10,465.240000	10,415.900000	10,329.260000	10,188.410000	10,138.950000	10,092.100000	10,253.580000	10,218.590000	10,262	10,257.140000	10,309.570000	10,135.980000	10,065.350000	10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	12,651	12,817.790000	12,690.160000	12,586.910000	12,479.310000	12,283.400000	12,313.240000	12,446.640000	12,448.630000	12,439.070000	12,458.120000	12,170.250000	11,492.220000	11,623.920000	11,943.560000	12,076.470000	12,045.990000	11,940.040000	12,030.200000	12,044.870000	11,799.560000	12,080.880000	11,749.390000	11,746.650000	11,227.060000	11,307.780000	11,733.740000	12,008.460000	11,705.750000	11,917.460000	11,744	12,070.820000	12,408.580000	12,472.440000	12,777.500000	12,759.170000	12,665.810000	12,678.250000	12,765.260000	12,799.790000	12,710.910000	12,674.430000	12,623.640000	12,522.970000	12,454.460000	12,626.080000	12,555.390000	12,482.290000	12,325.910000	12,343.360000	12,340.610000	12,370.660000	12,198.980000	12,104.960000	11,753.840000	11,893.800000	12,304.380000	12,157.610000	11,962.830000	11,923.820000	11,903.750000	11,886.080000	11,963.320000	11,794.190000	11,704.040000	11,654.070000	11,499.390000	11,461.120000	11,294.220000	11,235.110000	11,153.140000	11,027.200000	10,913.970000	10,986.050000	11,050.160000	11,029.750000	11,001.550000	10,987.710000	10,864.750000	10,902.390000	10,857.080000	10,899.420000	11,003.940000	10,900.590000	10,947.870000	10,933.600000	10,983.440000	10,898.190000	10,826.710000	10,851.210000	10,710.210000	10,633.530000	10,610.710000	10,539.960000	10,485.190000	10,381.580000	10,754.030000	10,842.580000	10,883.660000	10,859.010000	10,857.640000	10,682.820000	10,649.500000	10,575.110000	10,531.290000	10,514.860000	10,404.860000	10,331.830000	10,287.550000	10,244.190000	10,168.880000	10,142.860000	10,071.660000	10,105.440000	10,126.890000	10,172.990000	10,147.880000	10,241.910000	10,070.750000	10,016.890000	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,509,348	1,528,951.590000	1,508,609.440000	1,494,191.760000	1,478,759.610000	1,448,570.710000	1,440,494.670000	1,458,875.380000	1,448,640.340000	1,438,038.960000	1,430,908	1,386,068.330000	1,290,713.600000	1,320,092.750000	1,366,035.480000	1,381,632.400000	1,376,467.030000	1,354,411.910000	1,361,125.110000	1,353,267.350000	1,332,801.580000	1,372,161.570000	1,315,081.570000	1,318,218.750000	1,243,412.820000	1,266,974.260000	1,349,341.430000	1,381,786.590000	1,328,223.310000	1,376,710.180000	1,354,987.160000	1,407,156.800000	1,457,920.930000	1,469,574.140000	1,511,306.290000	1,506,745.820000	1,487,655.900000	1,492,465.440000	1,506,075.690000	1,509,598.340000	1,494,185.260000	1,478,546.820000	1,462,386.510000	1,443,160.190000	1,431,809.420000	1,447,453.790000	1,421,016.110000	1,396,808.270000	1,366,397.230000	1,363,864.950000	1,363,177.030000	1,358,966.450000	1,327,997.960000	1,281,290.220000	1,237,446.850000	1,272,513.240000	1,399,969.160000	1,372,475.880000	1,343,636.400000	1,336,199.690000	1,331,923.880000	1,329,818.590000	1,332,849.020000	1,304,039.190000	1,294,740.340000	1,286,965.600000	1,265,450.150000	1,258,671.720000	1,229,612.810000	1,218,451.820000	1,211,370.930000	1,199,450.850000	1,195,109.800000	1,209,799.380000	1,215,640.810000	1,206,834.180000	1,200,393.780000	1,193,621.270000	1,174,910.900000	1,171,500.920000	1,159,124.200000	1,160,766.920000	1,163,601.640000	1,151,450.280000	1,148,313.100000	1,149,066.260000	1,159,100.480000	1,147,803.090000	1,140,722.200000	1,141,475.360000	1,129,501.910000	1,117,688.570000	1,114,610.700000	1,097,839.560000	1,087,236.020000	1,081,412.380000	1,128,292.110000	1,137,893.410000	1,135,633.930000	1,129,667.960000	1,125,564.130000	1,097,471.880000	1,086,542.170000	1,077,753.330000	1,067,440.390000	1,060,958.470000	1,053,788.630000	1,046,523.900000	1,041,589.820000	1,032,925.520000	1,018,840.850000	1,013,894.900000	1,009,209.890000	1,025,358.340000	1,021,859.410000	1,026,200.460000	1,025,714.170000	1,030,956.630000	1,013,598.380000	1,006,535.290000	1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	1,265,053	1,281,778.730000	1,269,016.440000	1,258,691.280000	1,247,931.180000	1,228,340.440000	1,231,324.150000	1,244,664.130000	1,244,863	1,243,906.750000	1,245,812.040000	1,217,024.980000	1,149,221.630000	1,162,392.440000	1,194,355.510000	1,207,647.370000	1,204,599	1,194,004.440000	1,203,020.490000	1,204,486.780000	1,179,956.120000	1,208,088.040000	1,174,939.030000	1,174,664.590000	1,122,705.620000	1,130,778.310000	1,173,374.210000	1,200,845.870000	1,170,575.150000	1,191,745.930000	1,174,400.190000	1,207,081.940000	1,240,857.530000	1,247,244	1,277,750.240000	1,275,917.350000	1,266,580.800000	1,267,825.220000	1,276,526.340000	1,279,979.300000	1,271,090.710000	1,267,442.900000	1,262,363.750000	1,252,296.930000	1,245,446.370000	1,262,607.700000	1,255,538.900000	1,248,229.440000	1,232,591.490000	1,234,335.520000	1,234,061.120000	1,237,065.900000	1,219,898.480000	1,210,495.740000	1,175,383.840000	1,189,380.390000	1,230,438.460000	1,215,761.300000	1,196,283.280000	1,192,381.940000	1,190,375.010000	1,188,607.580000	1,196,332.360000	1,179,418.560000	1,170,403.950000	1,165,407.120000	1,149,939.110000	1,146,112.390000	1,129,422.220000	1,123,511.070000	1,115,313.670000	1,102,719.650000	1,091,396.800000	1,098,605.350000	1,105,015.970000	1,102,974.560000	1,100,154.660000	1,098,770.870000	1,086,475.370000	1,090,238.750000	1,085,707.880000	1,089,941.540000	1,100,394.080000	1,090,059.010000	1,094,787.420000	1,093,360.150000	1,098,344.430000	1,089,819.110000	1,082,670.820000	1,085,121.430000	1,071,021.040000	1,063,352.960000	$ 1,061,070.790000	$ 1,053,996.070000	$ 1,048,518.870000	$ 1,038,157.830000	$ 1,075,402.800000	$ 1,084,257.610000	$ 1,088,365.510000	$ 1,085,900.770000	$ 1,085,763.840000	$ 1,068,282.440000	$ 1,064,950.480000	$ 1,057,510.610000	$ 1,053,128.850000	$ 1,051,485.690000	$ 1,040,485.650000	$ 1,033,182.710000	$ 1,028,755.310000	$ 1,024,419.190000	$ 1,016,888.040000	$ 1,014,286.370000	$ 1,007,166	$ 1,010,543.610000	$ 1,012,688.850000	$ 1,017,298.830000	$ 1,014,788.440000	$ 1,024,190.970000	$ 1,007,074.720000	$ 1,001,688.800000	$ 1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	13,541	13,717.360000	13,534.860000	13,405.500000	13,267.050000	12,996.200000	12,923.750000	13,088.650000	12,996.830000	12,901.710000	12,837.740000	12,435.450000	11,579.950000	11,843.530000	12,255.720000	12,395.650000	12,349.310000	12,151.430000	12,211.660000	12,141.170000	11,957.550000	12,310.680000	11,798.570000	11,826.720000	11,155.580000	11,366.970000	12,105.940000	12,397.030000	11,916.480000	12,351.490000	12,156.600000	12,624.650000	13,080.090000	13,184.640000	13,559.050000	13,518.140000	13,346.870000	13,390.020000	13,512.120000	13,543.730000	13,405.450000	13,265.140000	13,120.150000	12,947.660000	12,845.830000	12,986.180000	12,748.990000	12,531.800000	12,258.960000	12,236.240000	12,230.070000	12,192.300000	11,914.460000	11,495.410000	11,102.050000	11,416.660000	12,560.160000	12,313.500000	12,054.760000	11,988.040000	11,949.680000	11,930.790000	11,957.980000	11,699.500000	11,616.080000	11,546.320000	11,353.290000	11,292.480000	11,031.770000	10,931.640000	10,868.110000	10,761.160000	10,722.220000	10,854.010000	10,906.420000	10,827.410000	10,769.620000	10,708.860000	10,541	10,510.400000	10,399.360000	10,414.100000	10,439.530000	10,330.520000	10,302.370000	10,309.130000	10,399.150000	10,297.790000	10,234.270000	10,241.020000	10,133.600000	10,027.610000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	$ 11,922	$ 12,080.050000	$ 11,959.770000	$ 11,862.460000	$ 11,761.050000	$ 11,576.420000	$ 11,604.540000	$ 11,730.260000	$ 11,732.140000	$ 11,723.130000	$ 11,741.080000	$ 11,469.780000	$ 10,830.770000	$ 10,954.900000	$ 11,256.130000	$ 11,381.400000	$ 11,352.670000	$ 11,252.830000	$ 11,337.800000	$ 11,351.620000	$ 11,120.430000	$ 11,385.560000	$ 11,073.140000	$ 11,070.560000	$ 10,580.870000	$ 10,656.950000	$ 11,058.400000	$ 11,317.300000	$ 11,032.020000	$ 11,231.540000	$ 11,068.070000	$ 11,376.070000	$ 11,694.390000	$ 11,754.580000	$ 12,042.080000	$ 12,024.810000	$ 11,936.820000	$ 11,948.550000	$ 12,030.550000	$ 12,063.090000	$ 11,979.320000	$ 11,944.940000	$ 11,897.070000	$ 11,802.200000	$ 11,737.640000	$ 11,899.370000	$ 11,832.750000	$ 11,763.870000	$ 11,616.490000	$ 11,632.920000	$ 11,630.340000	$ 11,658.660000	$ 11,496.860000	$ 11,408.250000	$ 11,077.340000	$ 11,209.250000	$ 11,596.200000	$ 11,457.870000	$ 11,274.300000	$ 11,237.530000	$ 11,218.620000	$ 11,201.960000	$ 11,274.760000	$ 11,115.360000	$ 11,030.400000	$ 10,983.310000	$ 10,837.530000	$ 10,801.470000	$ 10,644.170000	$ 10,588.460000	$ 10,511.210000	$ 10,392.520000	$ 10,285.810000	$ 10,353.740000	$ 10,414.160000	$ 10,394.920000	$ 10,368.340000	$ 10,355.300000	$ 10,239.420000	$ 10,274.890000	$ 10,232.190000	$ 10,272.090000	$ 10,370.600000	$ 10,273.200000	$ 10,317.760000	$ 10,304.310000	$ 10,351.280000	$ 10,270.940000	$ 10,203.570000	$ 10,226.660000	$ 10,093.780000	$ 10,021.510000